UNITED STATES

SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04992

MFS HIGH YIELD MUNICIPAL TRUST

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199 (Address of principal executive offices) (Zip code)

Christopher R. Bohane

Massachusetts Financial Services Company

111Huntington Avenue Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant's telephone number, including area code: (617) 954-5000

Date of fiscal year end: November 30

Date of reporting period: May 31, 2023

ITEM 1. REPORTS TO STOCKHOLDERS.

Item 1(a):

Semiannual Report
May 31, 2023
MFS®  High Yield
Municipal Trust
CMU-SEM

MFS® High Yield
Municipal Trust
New York Stock Exchange Symbol: CMU

Contact information	back cover

NOT FDIC INSURED  •  MAY LOSE VALUE  •  NO BANK GUARANTEE

Portfolio Composition
Portfolio structure (i)
Top ten industries (i)
Healthcare Revenue – Hospitals	32.3%
Healthcare Revenue – Long Term Care	19.5%
Universities – Secondary Schools	12.4%
Miscellaneous Revenue – Other	10.8%
General Obligations – Schools	10.6%
Universities – Colleges	7.9%
General Obligations – General Purpose	7.2%
Utilities - Other	5.5%
Tax - Assessment	5.3%
Universities – Dormitories	5.2%
Composition including fixed income credit quality (a)(i)
AAA	1.8%
AA	23.0%
A	41.3%
BBB	37.7%
BB	20.4%
B	3.3%
CCC	1.5%
CC (o)	0.0%
C	0.7%
D	1.7%
Not Rated	36.8%
Cash & Cash Equivalents (Less Liabilities) (b)	(68.2)%
Portfolio facts
Average Duration (d)	15.5
Average Effective Maturity (m)	19.4 yrs.

(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. If none of the 3 rating agencies above assign a rating, but the security is rated by DBRS Morningstar, then the DBRS Morningstar rating is assigned. If none of the 4 rating agencies listed above rate the security, but the security is rated by the Kroll Bond Rating Agency (KBRA), then the KBRA rating is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. Not Rated includes fixed income securities and fixed income derivatives that have not been rated by any rating agency. The fund may or may not have held all of these instruments on this date. The fund is not rated by these agencies.

Portfolio Composition - continued
(b)	Cash & Cash Equivalents (Less Liabilities) includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Liabilities include the value of the aggregate liquidation preference of the remarketable variable rate munifund term preferred shares (RVMTP shares) issued by the fund. Cash & Cash Equivalents (Less Liabilities) is negative due to the aggregate liquidation value of RVMTP shares. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities. Please see Note 8 in the Notes to Financial Statements for more information on the RVMTP shares issued by the fund.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move. The Average Duration calculation reflects the impact of the equivalent exposure of derivative positions, if any. This calculation is based on net assets applicable to common shares as of May 31, 2023.
(i)	For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.
(m)	In determining each instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening feature (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity. This calculation is based on gross assets, which consists of net assets applicable to common shares plus the value of preferred shares, as of May 31, 2023.
(o)	Less than 0.1%.
Percentages are based on net assets applicable to common shares as of May 31, 2023.
The portfolio is actively managed and current holdings may be different.

Portfolio Managers' Profiles
Portfolio Manager	Primary Role	Since	Title and Five Year History
Michael Dawson	Portfolio Manager	2022	Investment Officer of MFS; employed in the investment management area of MFS since 1999.
Jason Kosty	Portfolio Manager	2021	Investment Officer of MFS; employed in the investment management area of MFS since 2014.
Geoffrey Schechter	Portfolio Manager	2007	Investment Officer of MFS; employed in the investment management area of MFS since 1993.
Effective March 28, 2023, Gary Lasman is no longer a Portfolio Manager of the fund.
Other Notes
The fund’s shares may trade at a discount or premium to net asset value. When fund shares trade at a premium, buyers pay more than the net asset value of the underlying fund shares, and shares purchased at a premium would receive less than the amount paid for them in the event of the fund’s concurrent liquidation.
The fund’s monthly distributions may include a return of capital to shareholders to the extent that distributions are in excess of the fund’s net investment income and net capital gains, determined in accordance with federal income tax regulations. Distributions that are treated for federal income tax purposes as a return of capital will reduce each shareholder’s basis in his or her shares and, to the extent the return of capital exceeds such basis, will be treated as gain to the shareholder from a sale of shares. Returns of shareholder capital may have the effect of reducing the fund’s assets and increasing the fund’s expense ratio.
In accordance with Section 23(c) of the Investment Company Act of 1940, the fund hereby gives notice that it may from time to time repurchase shares of the fund in the open market at the option of the Board of Trustees and on such terms as the Trustees shall determine.

Portfolio of Investments
5/31/23 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by jurisdiction.
Issuer	Shares/Par	Value ($)
Municipal Bonds - 165.5%
Alabama - 2.7%
Birmingham, AL, Special Care Facilities Financing Authority Rev. (Methodist Home for the Aging), 5.5%, 6/01/2030	$85,000	$80,555
Birmingham, AL, Special Care Facilities Financing Authority Rev. (Methodist Home for the Aging), 5.75%, 6/01/2035	95,000	88,156
Birmingham, AL, Special Care Facilities Financing Authority Rev. (Methodist Home for the Aging), 5.75%, 6/01/2045	130,000	109,092
Birmingham, AL, Special Care Facilities Financing Authority Rev. (Methodist Home for the Aging), 6%, 6/01/2050	135,000	114,012
Black Belt Energy Gas District, AL, Gas Project Rev., “A”, 4%, 6/01/2051 (Put Date 12/01/2031)	505,000	500,611
Black Belt Energy Gas District, AL, Gas Project Rev., “F”, 5.5%, 11/01/2053 (Put Date 12/01/2028)	345,000	365,667
Jacksonville, AL, Public Educational Building Authority Higher Education Facilities Rev. (Jacksonville State University Foundation), “A”, AGM, 5.5%, 8/01/2058	160,000	175,190
Jefferson County, AL, Sewer Rev. Warrants, Capital Appreciation, Senior Lien, “B”, AGM, 0%, 10/01/2026	105,000	88,166
Jefferson County, AL, Sewer Rev. Warrants, Capital Appreciation, Senior Lien, “B”, AGM, 0%, 10/01/2029	150,000	107,023
Jefferson County, AL, Sewer Rev. Warrants, Capital Appreciation, Senior Lien, “B”, AGM, 0%, 10/01/2034	210,000	105,638
Jefferson County, AL, Sewer Rev. Warrants, Capital Appreciation, Senior Lien, “B”, AGM, 0%, 10/01/2035	400,000	188,397
Jefferson County, AL, Sewer Rev. Warrants, Subordinate Lien, “D”, 5%, 10/01/2023	115,000	115,338
Mobile, AL, Infirmary Health System Special Care Facilities Financing Authority Rev. (Infirmary Health System, Inc.), “A”, 4%, 2/01/2037	315,000	302,045
Sumter County, AL, Industrial Development Authority Exempt Facilities Rev. (Enviva Inc. Project), 6%, 7/15/2052 (Put Date 7/15/2032)	340,000	240,525
University of South Alabama, Facilities Rev., “A”, BAM, 5%, 4/01/2044	245,000	256,124
		$2,836,539
Alaska - 0.2%
Northern Alaska Tobacco Securitization Corp., Tobacco Settlement Asset-Backed, Capital Appreciation, “B-2”, 0%, 6/01/2066	$2,000,000	$246,372

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Arizona - 5.9%
Arizona Industrial Development Authority Education Rev. (Academies of Math & Science Projects), 5.5%, 7/01/2058	$40,000	$37,921
Arizona Industrial Development Authority Education Rev. (Academies of Math & Science), 4%, 7/01/2029 (n)	25,000	23,917
Arizona Industrial Development Authority Education Rev. (Academies of Math & Science), 5%, 7/01/2039 (n)	30,000	28,907
Arizona Industrial Development Authority Education Rev. (Academies of Math & Science), 5%, 7/01/2049 (n)	50,000	45,087
Arizona Industrial Development Authority Education Rev. (Academies of Math & Science), 5%, 7/01/2054 (n)	70,000	61,883
Arizona Industrial Development Authority Education Rev. (Academies of Math & Science), “A”, 5%, 7/01/2052	55,000	55,118
Arizona Industrial Development Authority Education Rev. (Academies of Math & Science), “B”, 5.5%, 7/01/2038 (n)	45,000	45,405
Arizona Industrial Development Authority Education Rev. (Academies of Math & Science), “B”, 5.625%, 7/01/2048 (n)	90,000	88,982
Arizona Industrial Development Authority Education Rev. (Academies of Math & Science), “B”, 5.75%, 7/01/2053 (n)	135,000	134,037
Arizona Industrial Development Authority Education Rev. (Basis Schools Projects), “D”, 5%, 7/01/2037 (n)	25,000	24,407
Arizona Industrial Development Authority Education Rev. (Basis Schools Projects), “D”, 5%, 7/01/2047 (n)	30,000	27,157
Arizona Industrial Development Authority Education Rev. (Basis Schools Projects), “D”, 5%, 7/01/2051 (n)	85,000	75,519
Arizona Industrial Development Authority Education Rev. (Benjamin Franklin Charter School Projects), “A”, 5%, 7/01/2043	150,000	140,425
Arizona Industrial Development Authority Education Rev. (KIPP Nashville Projects), “A”, 5%, 7/01/2057	55,000	52,418
Arizona Industrial Development Authority Education Rev. (KIPP NYC Public Charter Schools - Jerome Facility Project), “B”, 4%, 7/01/2051	560,000	456,893
Arizona Industrial Development Authority Education Rev. (Somerset Academy of Las Vegas - Aliante & Skye Canyon Campus Projects), “A”, 3%, 12/15/2031 (n)	5,000	4,237
Arizona Industrial Development Authority Education Rev. (Somerset Academy of Las Vegas - Aliante & Skye Canyon Campus Projects), “A”, 4%, 12/15/2041 (n)	150,000	118,852
Arizona Industrial Development Authority Education Rev. (Somerset Academy of Las Vegas - Aliante & Skye Canyon Campus Projects), “A”, 4%, 12/15/2051 (n)	5,000	3,583
Arizona Industrial Development Authority Education Rev. (Somerset Academy of Las Vegas - Lone Mountain Campus Project), “A”, 3.75%, 12/15/2029 (n)	15,000	13,870

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Arizona - continued
Arizona Industrial Development Authority Education Rev. (Somerset Academy of Las Vegas - Lone Mountain Campus Project), “A”, 5%, 12/15/2039 (n)	$15,000	$14,145
Arizona Industrial Development Authority Education Rev. (Somerset Academy of Las Vegas - Lone Mountain Campus Project), “A”, 5%, 12/15/2049 (n)	25,000	21,910
Glendale, AZ, Industrial Development Authority Refunding Rev. (Terraces of Phoenix Project), “A”, 5%, 7/01/2048	55,000	43,269
Glendale, AZ, Industrial Development Authority, Senior Living Rev. (Royal Oaks - Inspirata Pointe Project), “A”, 5%, 5/15/2056	245,000	202,733
Maricopa County, AZ, Higley Unified School District No. 60, Certificates of Participation, AGM, 4.25%, 6/01/2047	135,000	132,062
Maricopa County, AZ, Higley Unified School District No. 60, Certificates of Participation, AGM, 5%, 6/01/2053	890,000	932,771
Phoenix, AZ, Industrial Development Authority Rev. (Guam Facilities Foundation, Inc.), 5.125%, 2/01/2034	345,000	341,635
Phoenix, AZ, Industrial Development Authority Rev. (Guam Facilities Foundation, Inc.), 5.375%, 2/01/2041	220,000	214,992
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Basis Schools Projects), “A”, 5%, 7/01/2035 (n)	100,000	100,035
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Basis Schools Projects), “A”, 5%, 7/01/2035 (n)	35,000	35,012
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Basis Schools Projects), “A”, 5%, 7/01/2045 (n)	165,000	151,168
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Basis Schools Projects), “A”, 5%, 7/01/2046 (n)	90,000	81,964
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Great Hearts Academies Project), “A”, 5%, 7/01/2034	350,000	351,848
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Great Hearts Academies Project), “A”, 5%, 7/01/2044	220,000	215,635
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Legacy Traditional Schools Project), 6.5%, 7/01/2034 (n)	115,000	117,187
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Legacy Traditional Schools Project), 5%, 7/01/2035 (n)	155,000	152,238
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Legacy Traditional Schools Project), 6.75%, 7/01/2044 (n)	180,000	181,980
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Legacy Traditional Schools Project), 5%, 7/01/2045 (n)	170,000	152,788
Phoenix, AZ, Industrial Development Authority, Hotel Rev. (Provident Group - Falcon Properties LLC, Project), “A”, 4%, 12/01/2051 (n)	440,000	334,604
Phoenix, AZ, Industrial Development Authority, Hotel Rev. (Provident Group - Falcon Properties LLC, Project), “B”, 5.75%, 12/15/2057 (n)	250,000	196,526

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Arizona - continued
Phoenix, AZ, Industrial Development Authority, Student Housing Refunding Rev. (Downtown Phoenix Student Housing LLC - Arizona State University Project), “A”, 5%, 7/01/2042	$80,000	$80,210
Pima County, AZ, Industrial Development Authority Education Facility Rev. (American Leadership Academy Project), 4%, 6/15/2051 (n)	350,000	255,959
Pima County, AZ, Industrial Development Authority Senior Living Rev. (La Posada at Pusch Ridge Project), “A”, 7%, 11/15/2057 (n)	365,000	365,730
Pima County, AZ, Industrial Development Authority Senior Living Rev. (La Posada at Pusch Ridge Project), “B3”, 5.125%, 11/15/2029 (n)	100,000	98,462
		$6,213,481
Arkansas - 1.0%
Arkansas Development Finance Authority, Charter School Capital Improvement Rev. (LISA Academy Project), 4%, 7/01/2028	$30,000	$28,863
Arkansas Development Finance Authority, Charter School Capital Improvement Rev. (LISA Academy Project), 4.5%, 7/01/2033	60,000	57,691
Arkansas Development Finance Authority, Charter School Capital Improvement Rev. (LISA Academy Project), 4.5%, 7/01/2039	10,000	9,162
Arkansas Development Finance Authority, Healthcare Facilities Rev. (Carti Surgery Center Project), “B”, 3.5%, 7/01/2046	25,000	16,487
Arkansas Development Finance Authority, Hospital Rev. (Washington Regional Medical Center), “A”, 5%, 2/01/2035	30,000	30,344
Arkansas Development Finance Authority, Hospital Rev. (Washington Regional Medical Center), “C”, 5%, 2/01/2033	50,000	50,641
Arkansas Development Finance Authority, Tobacco Settlement Rev. (Cancer Research Center Project), Capital Appreciation, AAC, 0%, 7/01/2046	485,000	159,844
Pulaski County, AR, Public Facilities Board, Healthcare Rev. (Baptist Health), 5%, 12/01/2039 (Prerefunded 12/01/2024)	505,000	517,061
Pulaski County, AR, Public Facilities Board, Healthcare Rev. (Baptist Health), 5%, 12/01/2042	125,000	126,347
		$996,440
California - 15.2%
Beverly Hills, CA, Unified School District (Election of 2008), Capital Appreciation, 0%, 8/01/2029	$2,195,000	$1,798,828
Beverly Hills, CA, Unified School District (Election of 2008), Capital Appreciation, 0%, 8/01/2031	275,000	208,964
Beverly Hills, CA, Unified School District (Election of 2008), Capital Appreciation, 0%, 8/01/2032	280,000	204,085
Beverly Hills, CA, Unified School District (Election of 2008), Capital Appreciation, 0%, 8/01/2033	560,000	391,742
California Community Choice Financing Authority, Clean Energy Project Rev., “C”, 5.25%, 1/01/2054 (Put Date 10/01/2031)	1,020,000	1,066,187

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
California - continued
California Community College Financing Authority Student Housing Rev. (NCCD - Napa Valley Properties LLC - Napa Valley College Project), “A”, 5.75%, 7/01/2060 (n)	$650,000	$624,042
California Community Housing Agency, Essential Housing Rev. (Aster), “A-1”, 4%, 2/01/2056 (n)	270,000	222,250
California Housing Finance Agency Municipal Certificates, “A”, 4.375%, 9/20/2036	671,548	663,497
California M-S-R Energy Authority Gas Rev., “A”, 7%, 11/01/2034	155,000	186,319
California Municipal Finance Authority Rev. (Community Medical Centers), “A”, 5%, 2/01/2042	85,000	86,965
California Municipal Finance Authority Rev. (NorthBay Healthcare Group), 5%, 11/01/2035	35,000	35,217
California Municipal Finance Authority Rev. (NorthBay Healthcare Group), “A”, 5.25%, 11/01/2036	85,000	85,304
California Municipal Finance Authority Rev. (NorthBay Healthcare Group), “A”, 5.25%, 11/01/2041	80,000	78,346
California Municipal Finance Authority Rev. (NorthBay Healthcare Group), “A”, 5.25%, 11/01/2047	15,000	14,424
California Municipal Finance Authority Rev. (William Jessup University), 5%, 8/01/2039	145,000	134,216
California Municipal Finance Authority, Charter School Lease Rev. (Palmdale Aerospace Academy Project), “A”, 3.875%, 7/01/2028 (n)	90,000	85,659
California Municipal Finance Authority, Charter School Lease Rev. (Palmdale Aerospace Academy Project), “A”, 5%, 7/01/2049 (n)	100,000	90,425
California Municipal Finance Authority, Multi-Family Housing Rev. (CityView Apartments), “A”, 4%, 11/01/2036 (n)	100,000	91,316
California Municipal Special Finance Agency, Essential Housing Rev. (Solana at Grand), “A-1”, 4%, 8/01/2056 (n)	105,000	86,321
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (CalPlant I Project), 8%, 7/01/2039 (a)(d)(z)	385,000	19,250
California Pollution Control Financing Authority, Solid Waste Disposal Subordinate Rev. (CalPlant I Project), 7.5%, 12/01/2039 (a)(d)(z)	500,000	25,000
California Public Finance Authority, Senior Living Refunding Rev. (Enso Village Project), “A”, 5%, 11/15/2036 (n)	15,000	14,557
California Public Finance Authority, Senior Living Rev. (Enso Village Project), “B-1”, 3.125%, 5/15/2029 (n)	70,000	65,404
California Public Finance Authority, Senior Living Rev. (Enso Village Project), “B-2”, 2.375%, 11/15/2028 (n)	50,000	47,636
California Public Finance Authority, Senior Living Rev. (Enso Village Project), “B-3”, 2.125%, 11/15/2027 (n)	70,000	67,153
California Public Finance Authority, Senior Living Rev. (Kendal at Ventura Project), “A”, 10%, 5/15/2028 (n)	300,000	295,638

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
California - continued
California Public Works Board Lease Rev., Department of Corrections and Rehabilitation (Various Correctional Facilities), “A”, 5%, 9/01/2033	$1,025,000	$1,042,794
California School Finance Authority, Charter School Rev. (Aspire Public Schools - Obligated Group - Issue No. 6), “A”, 5%, 8/01/2052 (n)	340,000	321,734
California School Finance Authority, School Facility Rev. (Alliance for College-Ready Public Schools Projects), “A”, 5%, 7/01/2030 (n)	35,000	35,746
California School Finance Authority, School Facility Rev. (Alliance for College-Ready Public Schools Projects), “A”, 5%, 7/01/2045 (n)	100,000	100,312
California School Finance Authority, School Facility Rev. (ICEF View Park Elementary and Middle Schools), “A”, 5.875%, 10/01/2044	115,000	115,112
California Statewide Communities Development Authority Rev. (899 Charleston Project), “A”, 5.25%, 11/01/2044 (n)	40,000	32,289
California Statewide Communities Development Authority Rev. (899 Charleston Project), “A”, 5.375%, 11/01/2049 (n)	55,000	43,532
California Statewide Communities Development Authority Rev. (California Baptist University), “A”, 6.125%, 11/01/2033	100,000	100,881
California Statewide Communities Development Authority Rev. (California Baptist University), “A”, 5%, 11/01/2041 (n)	100,000	98,342
California Statewide Communities Development Authority Rev. (Enloe Medical Center), “A”, AGM, 5.375%, 8/15/2057	255,000	271,667
California Statewide Communities Development Authority Rev. (Lancer Plaza Project), 5.625%, 11/01/2033	110,000	110,543
California Statewide Communities Development Authority Rev. (Loma Linda University Medical Center), “A”, 5.25%, 12/01/2034	195,000	197,989
California Statewide Communities Development Authority Rev. (Loma Linda University Medical Center), “A”, 5.25%, 12/01/2044	390,000	386,276
California Statewide Communities Development Authority Rev. (Loma Linda University Medical Center), “A”, 5%, 12/01/2046 (n)	295,000	276,251
California Statewide Communities Development Authority, College Housing Rev. (NCCD-Hooper Street LLC College of the Arts Project), 5.25%, 7/01/2049 (n)	145,000	132,345
California Statewide Communities Development Authority, Essential Housing Rev. (Oceanaire-Long Beach), “A-2”, 4%, 9/01/2056 (n)	165,000	122,786
California Statewide Communities Development Authority, Essential Housing Rev. (Orange Portfolio), “B”, 4%, 3/01/2057 (n)	100,000	70,206
California Statewide Communities Development Authority, Essential Housing Rev. (Pasadena Portfolio), “A-1”, 2.65%, 12/01/2046 (n)	325,000	248,639
Downey, CA, Unified School District (Election of 2014), “B”, 4%, 8/01/2041	1,585,000	1,585,577
Hawthorne, CA, School District (Election of 2018), “A”, BAM, 4%, 8/01/2047	710,000	688,518

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
California - continued
Indio, CA, Public Financing Authority Lease Rev., “A”, BAM, 4.5%, 11/01/2052	$180,000	$183,190
Long Beach, CA, Marina Rev. (Alamitos Bay Marina Project), 5%, 5/15/2035	30,000	30,642
Morongo Band of Mission Indians California Rev., “A”, 5%, 10/01/2042 (n)	140,000	137,455
Morongo Band of Mission Indians California Rev., “B”, 5%, 10/01/2042 (n)	150,000	147,273
River Islands, CA, Public Finance Authority Improvement Area No. 1, Special Tax Community Facilities District No. 2003-1, “A-1”, AGM, 5.25%, 9/01/2052	295,000	326,861
San Francisco, CA, City & County Airports Commission, International Airport Rev., “A”, 5%, 1/01/2047	200,000	205,790
San Francisco, CA, City & County Redevelopment Successor Agency, Tax Allocation (Mission Bay South Redevelopment Project), “A”, 5%, 8/01/2043	25,000	25,564
University of California, Hastings Campus Housing Finance Authority, Campus Housing Rev., “A”, 5%, 7/01/2061 (n)	465,000	372,494
University of California, Hastings Campus Housing Finance Authority, Campus Housing Rev., Convertible Capital Appreciation, “B”, 0% to 7/01/2035, 6.75% to 7/01/2061 (n)	470,000	161,078
Whittier, CA, Health Facility Rev. (PIH Health), 5%, 6/01/2044	335,000	335,305
Yorba Linda, CA, Redevelopment Agency, Tax Allocation Rev., Capital Appreciation, “A”, NPFG, 0%, 9/01/2024	1,325,000	1,259,522
		$15,855,458
Colorado - 5.4%
Arvada, CO, Vauxmont Metropolitan District Rev., AGM, 5%, 12/01/2050	$61,000	$63,622
Broomfield, CO, Midcities Metropolitan District No. 2 Special Rev., AGM, 4%, 12/01/2046	601,000	557,177
Colorado Educational & Cultural Facilites Authority, Charter School Refunding & Improvement Rev. (Littleton Academy Charter School Project), “A”, BAM, 4%, 7/01/2056	125,000	112,141
Colorado Educational & Cultural Facilities Authority Rev. (Classical Academy Project), 5%, 12/01/2031	65,000	66,234
Colorado Educational & Cultural Facilities Authority Rev. (Classical Academy Project), “A”, 5%, 12/01/2038	75,000	75,754
Colorado Educational & Cultural Facilities Authority Rev. (Peak to Peak Charter School Project), 5%, 8/15/2030	40,000	40,660
Colorado Educational & Cultural Facilities Authority Rev. (Peak to Peak Charter School Project), 5%, 8/15/2034	35,000	35,547

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Colorado - continued
Colorado Educational & Cultural Facilities Authority, Charter School Refunding and Improvement Rev. (American Academy Project), 5%, 12/01/2055	$950,000	$966,701
Colorado Educational & Cultural Facilities Authority, Charter School Refunding and Improvement Rev. (Prospect Ridge Academy Project), “A”, 5%, 3/15/2055	455,000	461,531
Colorado Educational & Cultural Facilities Authority, Charter School Rev. (New Summit Charter Academy Project), “A”, 4%, 7/01/2061 (n)	100,000	70,510
Colorado Health Facilities Authority Rev. (American Baptist Homes), 8%, 8/01/2043	375,000	378,012
Colorado Health Facilities Authority Rev. (Christian Living Neighborhoods), 4%, 1/01/2042	85,000	61,169
Colorado Health Facilities Authority Rev. (CommonSpirit Health), “A”, 5.25%, 11/01/2052	365,000	379,382
Colorado Health Facilities Authority Rev. (CommonSpirit Health), “A-2”, 5%, 8/01/2038	450,000	468,127
Colorado Health Facilities Authority Rev. (CommonSpirit Health), “A-2”, 4%, 8/01/2044	140,000	129,509
Colorado Health Facilities Authority Rev. (CommonSpirit Health), “A-2”, 4%, 8/01/2049	110,000	98,934
Colorado Health Facilities Authority Rev. (Sanford), “A”, 4%, 11/01/2039	470,000	428,651
Denver, CO, City & County Airport System Rev., “A”, 4.125%, 11/15/2047	120,000	113,735
Denver, CO, City & County Airport System Rev., “A”, 4.125%, 11/15/2053	110,000	102,870
Denver, CO, Convention Center Hotel Authority Rev., 5%, 12/01/2035	60,000	60,422
Denver, CO, Convention Center Hotel Authority Rev., 5%, 12/01/2036	40,000	40,072
Denver, CO, Convention Center Hotel Authority Rev., 5%, 12/01/2040	105,000	102,203
Denver, CO, Health & Hospital Authority Rev. (550 Acoma, Inc.), COP, 5%, 12/01/2048	75,000	72,990
Denver, CO, Health & Hospital Authority Rev., “A”, 4%, 12/01/2040	280,000	244,640
Denver, CO, Health & Hospital Authority Rev., “A”, 5.25%, 12/01/2045	100,000	100,312
Park Creek Metropolitan District, CO, Senior Limited Property Tax Supported Rev., “A”, NPFG, 5%, 12/01/2045	370,000	373,125
		$5,604,030

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Connecticut - 1.7%
Connecticut Health & Educational Facilities Authority Rev. (Griffin Hospital), “G-1”, 5%, 7/01/2044	$470,000	$439,469
Connecticut Health & Educational Facilities Authority Rev. (Griffin Hospital), “G-1”, 5%, 7/01/2050 (n)	120,000	108,838
Great Pond, CT, Improvement District Special Obligation Rev. (Great Pond Phase II Project), 5.75%, 10/01/2052 (n)	315,000	311,450
Hartford County, CT, Metropolitan District, “C”, AGM, 5%, 11/01/2030	185,000	196,422
Mohegan Tribal Finance Authority, CT, Economic Development Bonds, 7%, 2/01/2045 (n)	745,000	744,974
		$1,801,153
Delaware - 1.1%
Delaware Affordable Housing Pass-Thru Trust Certificates, 6%, 10/05/2040	$440,000	$440,000
Delaware Economic Development Authority Rev. (Delaware Military Academy, Inc. Project), 4.625%, 9/01/2034 (Prerefunded 9/01/2024)	95,000	96,416
Delaware Economic Development Authority Rev. (Delaware Military Academy, Inc. Project), 5%, 9/01/2044 (Prerefunded 9/01/2024)	95,000	96,848
Delaware Economic Development Authority Rev. (Delaware Military Academy, Inc. Project), 5%, 9/01/2049 (Prerefunded 9/01/2024)	110,000	112,139
Delaware Health Facilities Authority Rev. (Beebe Medical Center Project), 5%, 6/01/2043	185,000	188,736
Delaware Health Facilities Authority Rev. (Beebe Medical Center Project), 5%, 6/01/2048	90,000	91,204
Kent County, DE, Student Housing and Dining Facility Rev. (CHF - Dover LLC - Delaware State University Project), “A”, 5%, 7/01/2058	175,000	155,529
		$1,180,872
District of Columbia - 2.3%
District of Columbia Rev. (Rocketship D.C.), “A”, 5%, 6/01/2056 (n)	$250,000	$208,671
District of Columbia Student Dormitory Rev. (Provident Group - Howard Properties LLC), 5%, 10/01/2030	145,000	144,997
District of Columbia Student Dormitory Rev. (Provident Group - Howard Properties LLC), 5%, 10/01/2035	670,000	656,255
District of Columbia Student Dormitory Rev. (Provident Group - Howard Properties LLC), 5%, 10/01/2045	775,000	735,966
Metropolitan Washington, D.C., Airport Authority System Refunding Rev., “A”, 4.5%, 10/01/2053 (w)	400,000	394,841
Metropolitan Washington, D.C., Airport Authority, Toll Road Subordinate Lien Refunding Rev. (Dulles Metrorail and Capital Improvement Project), “B”, AGM, 4%, 10/01/2053	255,000	236,138
		$2,376,868

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Florida - 9.3%
Arborwood Community Development District, FL, Capital Improvement Refunding Rev. (Subordinate Lien), “A-2”, 5%, 5/01/2036	$105,000	$104,542
Bellalago, FL, Educational Facilities Benefit District Capital Improvement Refunding Rev., 4.375%, 5/01/2030	85,000	85,668
Bellalago, FL, Educational Facilities Benefit District Capital Improvement Refunding Rev., 4.5%, 5/01/2033	40,000	40,229
Collier County, FL, Health Facilities Authority, Residential Care Facility Rev. (The Moorings, Inc.), 4%, 5/01/2052	170,000	143,780
Collier County, FL, Industrial Development Authority, Continuing Care Community Rev. (Arlington of Naples Project), “A”, 8.125%, 5/15/2044 (a)(d)(z)	378,613	41,647
Collier County, FL, Industrial Development Authority, Continuing Care Community Rev. (Arlington of Naples Project), “A”, 6.5%, 5/15/2049 (a)(d)(z)	78,836	8,672
Daytona Beach, FL, Halifax Hospital Medical Center Rev., 5%, 6/01/2035 (Prerefunded 6/01/2025)	135,000	139,472
Daytona Beach, FL, Halifax Hospital Medical Center Rev., 5%, 6/01/2046 (Prerefunded 6/01/2025)	185,000	191,128
Florida Capital Region Community Development District, Capital Improvement Rev., “A-1”, 5.125%, 5/01/2039	150,000	148,865
Florida Capital Trust Agency, Educational Facilities Rev. (Florida Charter Educational Foundation, Inc. Project), “A”, 5.375%, 6/15/2048 (n)	110,000	99,567
Florida Capital Trust Agency, Educational Facilities Rev. (Renaissance Charter School, Inc. Project), “A”, 5%, 6/15/2039 (n)	125,000	116,252
Florida Capital Trust Agency, Educational Facilities Rev. (Renaissance Charter School, Inc. Project), “A”, 5%, 6/15/2049 (n)	475,000	411,687
Florida Development Finance Corp. Educational Facilities Rev. (Drs. Kiran & Pallavi Patel 2017 Foundation for Global Understanding, Inc. Project), “A”, 4%, 7/01/2051 (n)	100,000	82,124
Florida Development Finance Corp. Educational Facilities Rev. (Florida Charter Educational Foundation, Inc. Project), “A”, 6.375%, 6/15/2046 (n)	145,000	147,689
Florida Development Finance Corp. Educational Facilities Rev. (Renaissance Charter School), “A”, 8.5%, 6/15/2044 (Prerefunded 6/15/2023)	445,000	445,721
Florida Development Finance Corp. Educational Facilities Rev. (River City Science Academy Projects), “A”, 4%, 7/01/2055	30,000	23,294
Florida Development Finance Corp. Educational Facilities Rev. (River City Science Academy Projects), “A-1”, 5%, 2/01/2057	20,000	18,796
Florida Development Finance Corp. Educational Facilities Rev. (Southwest Charter Foundation, Inc. Project), “A”, 6%, 6/15/2037 (n)	100,000	94,822

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Florida - continued
Florida Development Finance Corp. Educational Facilities Rev. (Southwest Charter Foundation, Inc. Project), “A”, 6.125%, 6/15/2047 (n)	$155,000	$141,332
Florida Development Finance Corp. Senior Living Rev. (Glenridge on Palmer Ranch Project), 5%, 6/01/2051 (n)	300,000	234,346
Florida Development Finance Corp. Senior Living Rev. (Mayflower Retirement Community Project), “A”, 4%, 6/01/2055 (n)	235,000	141,614
Florida Higher Educational Facilities Financing Authority Rev. (Jacksonville University Project), “A”, 4.5%, 6/01/2033 (n)	100,000	96,561
Florida Higher Educational Facilities Financing Authority Rev. (Jacksonville University Project), “A”, 5%, 6/01/2048 (n)	110,000	98,461
Jacksonville, FL, Educational Facilities Rev. (Jacksonville University Project), “B”, 5%, 6/01/2053 (n)	135,000	118,348
Lakewood Ranch Stewardship District, FL, Special Assessment Rev. (Lakewood Centre North Project), 4.875%, 5/01/2035	100,000	99,772
Lakewood Ranch Stewardship District, FL, Special Assessment Rev. (Lakewood Centre North Project), 4.875%, 5/01/2045	140,000	130,406
Lakewood Ranch Stewardship District, FL, Special Assessment Rev. (Lakewood National and Polo Run Projects), 5.375%, 5/01/2047	135,000	135,953
Lee County, FL, Industrial Development Authority Healthcare Facilities Rev. (Shell Point Alliance), 5%, 11/15/2044	100,000	94,466
Lee County, FL, Industrial Development Authority Healthcare Facilities Rev. (Shell Point Alliance), 5%, 11/15/2049	225,000	205,612
Marshall Creek, FL, Community Development District Rev. (St. John's County), “A”, 5%, 5/01/2032	70,000	70,168
Martin County, FL, Health Facilities Authority Hospital Rev. (Cleveland Clinic Health System), “A”, 4%, 1/01/2046	220,000	211,305
Miami Beach, FL, Health Facilities Authority Hospital Rev. (Mount Sinai Medical Center of Florida), “B”, 4%, 11/15/2051	610,000	531,931
Miami-Dade County, FL, Industrial Development Authority Rev. (Pinecrest Academy Project), 5.25%, 9/15/2044	195,000	196,927
Miami-Dade County, FL, Seaport Refunding Rev., “A”, 5.25%, 10/01/2052	65,000	68,494
Midtown Miami, FL, Community Development District Special Assessment (Infrastructure Project), “B”, 5%, 5/01/2029	175,000	174,995
North Broward, FL, Hospital District Rev. (Broward Health), “B”, 5%, 1/01/2042	380,000	386,836
North Broward, FL, Hospital District Rev. (Broward Health), “B”, 5%, 1/01/2048	245,000	248,282
Orange County, FL, Health Facilities Authority Hospital Rev. (Orlando Health Obligated Group), “A”, 5%, 10/01/2053	340,000	355,322

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Florida - continued
Orange County, FL, Health Facilities Authority Rev. (Presbyterian Retirement Communities Obligated Group Project), “A”, 4%, 8/01/2047	$800,000	$654,603
Osceola County, FL, Transportation Improvement and Refunding Rev. (Osceola Parkway), “A-1”, 5%, 10/01/2049	85,000	85,975
Osceola County, FL, Transportation Improvement and Refunding Rev. (Osceola Parkway), Capital Appreciation, “A-2”, 0%, 10/01/2037	155,000	75,901
Osceola County, FL, Transportation Improvement and Refunding Rev. (Osceola Parkway), Capital Appreciation, “A-2”, 0%, 10/01/2042	255,000	91,950
Palm Beach County, FL, Health Facilities Authority Hospital Rev. (Jupiter Medical Center Project), “A”, 5%, 11/01/2052	75,000	73,346
Palm Beach County, FL, Health Facilities Authority Rev. (Toby & Leon Cooperman Sinai Residences of Boca Raton), 4.25%, 6/01/2056	285,000	203,028
Palm Beach County, FL, Provident Group Rev. (Lynn University Housing Project), “A”, 5%, 6/01/2057 (n)	235,000	199,887
Pasco County, FL, Bexley Community Development District, Special Assessment Rev., 4.7%, 5/01/2036	100,000	96,729
Pasco County, FL, Bexley Community Development District, Special Assessment Rev., 4.875%, 5/01/2047	140,000	127,958
Pasco County, FL, Del Webb Bexley Community Development District, Special Assessment Rev., 5.4%, 5/01/2049	100,000	97,711
Pasco County, FL, Estancia at Wiregrass Community Development District, Capital Improvement, 7%, 11/01/2045	105,000	110,734
Pasco County, FL, Estancia at Wiregrass Community Development District, Capital Improvement, 5.375%, 11/01/2046	85,000	84,180
Sarasota County, FL, Health Facility Authority Retirement Facility Improvement Rev. (Village on the Isle Project), “A”, 5%, 1/01/2047	55,000	46,277
Sarasota County, FL, Health Facility Authority Retirement Facility Improvement Rev. (Village on the Isle Project), “A”, 5%, 1/01/2052	100,000	82,296
Seminole County, FL, Industrial Development Authority, Educational Facilities Rev. (Galileo Schools for Gifted Learning Project), “A”, 4%, 6/15/2051 (n)	100,000	74,433
St. John's County, FL, Industrial Development Authority, Senior Living Rev. (Vicars Landing Project), “A”, 4%, 12/15/2050	55,000	38,394
Sumter County, FL, Industrial Development Authority Hospital Rev. (Central Florida Health Alliance Projects), “A”, 5%, 7/01/2026	20,000	20,150
Sumter County, FL, Industrial Development Authority Hospital Rev. (Central Florida Health Alliance Projects), “A”, 5%, 7/01/2029	20,000	20,143
Sumter County, FL, Industrial Development Authority Hospital Rev. (Central Florida Health Alliance Projects), “A”, 5.125%, 7/01/2034	40,000	40,307
Sumter County, FL, Industrial Development Authority Hospital Rev. (Central Florida Health Alliance Projects), “A”, 5.25%, 7/01/2044	125,000	125,295

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Florida - continued
Tallahassee, FL, Health Facilities Rev. (Tallahassee Memorial Healthcare, Inc.), “A”, 5%, 12/01/2040	$335,000	$335,855
Tallahassee, FL, Health Facilities Rev. (Tallahassee Memorial Healthcare, Inc.), “A”, 5%, 12/01/2044	130,000	129,743
Tampa, FL (University of Tampa Project), 5%, 4/01/2040	80,000	81,431
Tampa, FL, Hospital Rev. (H. Lee Moffitt Cancer Center Project), “B”, 5%, 7/01/2050	175,000	176,485
Trout Creek Community Development District, FL, Capital Improvement Rev., 5.5%, 5/01/2035	170,000	171,446
Trout Creek Community Development District, FL, Capital Improvement Rev., 5.625%, 5/01/2045	305,000	305,503
Westridge, FL, Community Development District, Capital Improvement Rev., 5.8%, 5/01/2037	100,000	100,022
		$9,734,868
Georgia - 3.4%
Atlanta, GA, Geo. L. Smith II World Congress Center Authority Convention Center Hotel Rev., “B”, 3.625%, 1/01/2031 (n)	$100,000	$87,993
Atlanta, GA, Geo. L. Smith II World Congress Center Authority Convention Center Hotel Rev., “B”, 5%, 1/01/2054 (n)	180,000	144,750
Cobb County, GA, Development Authority Student Housing Refunding Rev. (Kennesaw State University Foundation, Inc.), “C”, 5%, 7/15/2030	45,000	45,402
Cobb County, GA, Development Authority Student Housing Refunding Rev. (Kennesaw State University Foundation, Inc.), “C”, 5%, 7/15/2033 (Prerefunded 2/15/2025)	5,000	5,182
Cobb County, GA, Development Authority Student Housing Refunding Rev. (Kennesaw State University Foundation, Inc.), “C”, 5%, 7/15/2033	75,000	75,430
Cobb County, GA, Development Authority Student Housing Refunding Rev. (Kennesaw State University Foundation, Inc.), “C”, 5%, 7/15/2038 (Prerefunded 7/15/2025)	5,000	5,182
Cobb County, GA, Development Authority Student Housing Refunding Rev. (Kennesaw State University Foundation, Inc.), “C”, 5%, 7/15/2038	85,000	84,372
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “A”, 5.5%, 9/15/2028	335,000	352,478
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “A”, 5%, 5/15/2043	110,000	108,762
Georgia Main Street Natural Gas, Inc., Gas Supply Rev., “A”, 5%, 6/01/2053 (Put Date 6/01/2030)	1,000,000	1,040,145
Georgia Municipal Electric Authority (Plant Vogtle Units 3 & 4 Project J), “A”, AGM, 5%, 7/01/2064	340,000	353,938

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Georgia - continued
Georgia Municipal Electric Authority (Plant Vogtle Units 3 & 4 Project P), “A”, 5.5%, 7/01/2064	$180,000	$185,411
Georgia Ports Authority Rev., 4%, 7/01/2052	210,000	204,494
Georgia Private Colleges & Universities Authority Rev. (Mercer University Project), 5.25%, 10/01/2051	815,000	859,689
		$3,553,228
Guam - 0.3%
Guam International Airport Authority Rev., Taxable (A.B. Won Pat Airport), “A”, 4.46%, 10/01/2043	$60,000	$45,338
Guam Waterworks Authority Rev. (Water and Wastewater System), “A”, 5%, 1/01/2050	250,000	250,636
		$295,974
Hawaii - 0.2%
Hawaii Department of Budget & Finance, Special Purpose Rev. (Chaminade University), 5%, 1/01/2030 (n)	$100,000	$96,252
Hawaii Department of Budget & Finance, Special Purpose Rev. (Chaminade University), 5%, 1/01/2045 (n)	110,000	93,477
		$189,729
Idaho - 0.3%
Idaho Health Facilities Authority Rev. (Madison Memorial Hospital Project), 5%, 9/01/2037	$40,000	$39,875
Idaho Health Facilities Authority Rev. (St. Luke's Health System Project), “A”, 4%, 3/01/2038	180,000	169,863
Idaho Housing and Finance Association Nonprofit Facilities Rev. (Compass Public Charter School, Inc. Project), “A”, 6%, 7/01/2049 (n)	100,000	103,572
		$313,310
Illinois - 17.7%
Bolingbrook, IL, Sales Tax Rev., 6.25%, 1/01/2024	$149,418	$146,390
Bridgeview, IL, Stadium and Redevelopment Projects, Taxable, AAC, 5.14%, 12/01/2036	530,000	481,089
Chicago, IL, Board of Education (School Reform), “A”, NPFG, 5.25%, 12/01/2023	255,000	256,241
Chicago, IL, Board of Education (School Reform), Capital Appreciation, “B-1”, NPFG, 0%, 12/01/2028	250,000	198,853
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 5%, 4/01/2045	110,000	112,913
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 5%, 4/01/2046	200,000	200,759
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 6%, 4/01/2046	975,000	1,019,582

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Illinois - continued
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 5.75%, 4/01/2048	$245,000	$265,852
Chicago, IL, Board of Education, Unlimited Tax General Obligation Dedicated Rev., “A”, AAC, 5.5%, 12/01/2028	55,000	57,659
Chicago, IL, Board of Education, Unlimited Tax General Obligation Dedicated Rev., “A”, AAC, 5.5%, 12/01/2029	40,000	42,342
Chicago, IL, Board of Education, Unlimited Tax General Obligation Dedicated Rev., “A”, AAC, 5.5%, 12/01/2030	30,000	32,030
Chicago, IL, Board of Education, Unlimited Tax General Obligation Dedicated Rev., “A”, AAC, 5.5%, 12/01/2031	80,000	85,918
Chicago, IL, Board of Education, Unlimited Tax General Obligation Dedicated Rev., “C”, AGM, 5%, 12/01/2031	325,000	343,769
Chicago, IL, Board of Education, Unlimited Tax General Obligation Dedicated Rev., “C”, AGM, 5%, 12/01/2032	275,000	290,690
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “A”, 5%, 12/01/2042	200,000	191,823
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “A”, 7%, 12/01/2046 (n)	310,000	334,126
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “A”, AGM, 5%, 12/01/2035	110,000	115,218
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “B”, 4%, 12/01/2039	100,000	90,763
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “B”, 4%, 12/01/2041	100,000	89,153
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “G”, 5%, 12/01/2034	260,000	265,938
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “H”, 5%, 12/01/2036	385,000	388,853
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “H”, 5%, 12/01/2046	250,000	240,964
Chicago, IL, General Obligation (Chicago Works), “A”, 5.5%, 1/01/2043	750,000	787,146
Chicago, IL, General Obligation, “A”, 5%, 1/01/2025	35,000	35,670
Chicago, IL, General Obligation, “A”, 5%, 1/01/2026	170,000	175,429
Chicago, IL, General Obligation, “A”, 5%, 1/01/2027	115,000	119,958
Chicago, IL, General Obligation, “A”, 5%, 1/01/2028	25,000	26,333
Chicago, IL, General Obligation, “A”, 5%, 1/01/2029	315,000	334,814
Chicago, IL, General Obligation, “A”, 5%, 1/01/2033	775,000	834,675
Chicago, IL, General Obligation, “A”, 5%, 1/01/2039	105,000	106,733
Chicago, IL, General Obligation, “A”, 5%, 1/01/2040	20,000	20,280
Chicago, IL, General Obligation, “A”, 5%, 1/01/2044	310,000	304,514
Chicago, IL, General Obligation, “A”, 5.5%, 1/01/2049	405,000	419,315
Chicago, IL, General Obligation, “D”, 5.5%, 1/01/2033	85,000	86,837

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Illinois - continued
Chicago, IL, Metropolitan Pier & Exposition Authority Refunding Bonds (McCormick Place Expansion Project), Capital Appreciation, “B”, BAM, 0%, 12/15/2054	$775,000	$163,838
Chicago, IL, Metropolitan Pier & Exposition Authority Refunding Bonds (McCormick Place Expansion Project), Capital Appreciation, “B-1”, AGM, 0%, 6/15/2047	1,310,000	410,322
Chicago, IL, O’Hare International Airport Rev., Special Facilities, 5%, 7/01/2033	350,000	358,838
Chicago, IL, O’Hare International Airport Rev., Special Facilities, 5%, 7/01/2038	295,000	295,916
Chicago, IL, O’Hare International Airport Rev., Special Facilities, 5%, 7/01/2048	250,000	244,715
Chicago, IL, O'Hare International Airport Rev., Customer Facility Charge, AGM, 5.25%, 1/01/2032	80,000	80,098
Chicago, IL, O'Hare International Airport Rev., Customer Facility Charge, AGM, 5.25%, 1/01/2033	40,000	40,048
Chicago, IL, O'Hare International Airport Rev., Senior Lien, “A”, 5%, 1/01/2048	200,000	204,377
Chicago, IL, O'Hare International Airport Rev., Senior Lien, “A”, 5%, 1/01/2053	115,000	117,074
Chicago, IL, O'Hare International Airport Rev., Senior Lien, “A”, 5.5%, 1/01/2055	815,000	860,639
Cook County, IL, Community College District No. 508 (City Colleges), BAM, 5%, 12/01/2047	450,000	465,203
Du Page County, IL, Special Service Area No. 31 Special Tax (Monarch Landing Project), 5.625%, 3/01/2036	193,000	189,192
Illinois Finance Authority Rev. (Dominican University), 5%, 3/01/2034	15,000	15,267
Illinois Finance Authority Rev. (Dominican University), 5%, 3/01/2038	20,000	19,551
Illinois Finance Authority Rev. (Dominican University), 5%, 3/01/2042	10,000	9,612
Illinois Finance Authority Rev. (Dominican University), 5%, 3/01/2047	20,000	18,939
Illinois Finance Authority Rev. (Dominican University), 5%, 3/01/2052	20,000	18,546
Illinois Finance Authority Rev. (Lake Forest College), “A”, 5.25%, 10/01/2052	405,000	375,563
Illinois Finance Authority Rev. (Plymouth Place, Inc.), “A”, 5%, 5/15/2051	235,000	184,569
Illinois Finance Authority Rev. (Plymouth Place, Inc.), “A”, 6.75%, 5/15/2058	365,000	369,811
Illinois Finance Authority Rev. (Presence Health Network), “C”, 4%, 2/15/2041 (Prerefunded 2/15/2027)	25,000	25,737
Illinois Finance Authority Rev. (Presence Health Network), “C”, 4%, 2/15/2041	500,000	482,205
Illinois Finance Authority Rev. (Presence Health Network), “C”, 5%, 2/15/2041	315,000	325,082

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Illinois - continued
Illinois Finance Authority Rev. (Rehabilitation Institute of Chicago), “A”, 6%, 7/01/2043	$200,000	$200,383
Illinois Finance Authority Rev. (Rosalind Franklin University), “A”, 5%, 8/01/2042	35,000	34,702
Illinois Finance Authority Rev. (Rosalind Franklin University), “A”, 5%, 8/01/2047	70,000	68,379
Illinois Finance Authority Rev. (Rosalind Franklin University, Research Building Project), “C”, 5%, 8/01/2046	55,000	53,638
Illinois Finance Authority Rev. (Rosalind Franklin University, Research Building Project), “C”, 5%, 8/01/2049	55,000	53,435
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), “C”, 5%, 8/15/2035	420,000	427,747
Illinois Finance Authority, Health Services Facility Lease Rev. (Provident Group - UIC Surgery Center LLC - University of Illinois Health Services Facility Project), 4%, 10/01/2050	330,000	272,276
Illinois Finance Authority, Student Housing and Academic Facility Rev. (CHF - Chicago LLC - University of Illinois at Chicago Project), “A”, 5%, 2/15/2037	20,000	19,698
Illinois Finance Authority, Student Housing and Academic Facility Rev. (CHF - Chicago LLC - University of Illinois at Chicago Project), “A”, 5%, 2/15/2047	45,000	41,923
Illinois Finance Authority, Student Housing and Academic Facility Rev. (CHF - Chicago LLC - University of Illinois at Chicago Project), “A”, 5%, 2/15/2050	25,000	22,965
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 4%, 1/01/2039	35,000	33,303
Lincolnshire, IL, Special Service Area No. 1 (Sedgebrook Project), 6.25%, 3/01/2034	142,000	142,097
Romeoville, IL, Rev. (Lewis University Project), “A”, 5%, 10/01/2042	130,000	126,082
Romeoville, IL, Rev. (Lewis University Project), “B”, 5%, 10/01/2039	75,000	74,202
Romeoville, IL, Rev. (Lewis University Project), “B”, 4.125%, 10/01/2041	50,000	42,644
Romeoville, IL, Rev. (Lewis University Project), “B”, 4.125%, 10/01/2046	50,000	40,713
State of Illinois, General Obligation, 4.125%, 11/01/2031	85,000	86,350
State of Illinois, General Obligation, 4.5%, 11/01/2039	130,000	130,694
State of Illinois, General Obligation, 5%, 11/01/2040	380,000	386,507
State of Illinois, General Obligation, AGM, 5%, 2/01/2027	115,000	116,199
State of Illinois, General Obligation, “A”, 5%, 11/01/2027	475,000	506,669
State of Illinois, General Obligation, “A”, 5.5%, 3/01/2047	815,000	881,263
State of Illinois, General Obligation, “B”, 4%, 11/01/2038	60,000	58,251
State of Illinois, General Obligation, “B”, 5.5%, 5/01/2047	135,000	146,107
State of Illinois, General Obligation, “A”, 5%, 12/01/2038	45,000	46,340

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Illinois - continued
Upper Illinois River Valley Development Authority Rev. (Morris Hospital), 5%, 12/01/2043	$365,000	$367,259
Upper Illinois River Valley Development Authority Rev. (Morris Hospital), 5%, 12/01/2048	365,000	365,855
		$18,523,452
Indiana - 2.6%
Indiana Finance Authority Rev. (BHI Senior Living), “A”, 6%, 11/15/2041 (Prerefunded 11/15/2023)	$275,000	$277,662
Indiana Finance Authority Rev. (Marquette Project), “A”, 5%, 3/01/2030	40,000	40,110
Indiana Finance Authority Rev. (Marquette Project), “A”, 5%, 3/01/2039	100,000	96,298
Indiana Finance Authority, Educational Facilities Rev. (Valparaiso University Project), 4%, 10/01/2034	100,000	95,663
Indiana Finance Authority, Educational Facilities Rev. (Valparaiso University Project), 4%, 10/01/2035	135,000	127,453
Indiana Finance Authority, Educational Facilities Tax-Exempt Rev. (Marian University Project), 5%, 9/15/2039	65,000	66,131
Indiana Finance Authority, Educational Facilities Tax-Exempt Rev. (Marian University Project), 4%, 9/15/2044	20,000	17,267
Indiana Finance Authority, Educational Facilities Tax-Exempt Rev. (Marian University Project), 4%, 9/15/2049	15,000	12,530
Indiana Finance Authority, Environmental Refunding Rev. (Duke Energy Indian, Inc. Project), “A-2”, 4.5%, 5/01/2035 (Put Date 6/01/2032)	605,000	603,097
Indiana Finance Authority, Health Facilities Rev. (Baptist Healthcare System Obligated Group), 5%, 8/15/2051	345,000	350,957
Indiana Finance Authority, Hospital Rev. (Reid Health), AGM, 5%, 1/01/2052	710,000	734,704
Lake County, IN, Hammond Multi-School Building Corp., 5%, 7/15/2035	25,000	26,387
Valparaiso, IN, Exempt Facilities Rev. (Pratt Paper LLC Project), 6.75%, 1/01/2034	260,000	264,066
		$2,712,325
Iowa - 0.4%
Iowa Finance Authority Senior Housing Rev. (Northcrest, Inc. Project), “A”, 5%, 3/01/2033	$50,000	$48,202
Iowa Finance Authority Senior Housing Rev. (Northcrest, Inc. Project), “A”, 5%, 3/01/2038	40,000	36,594
Iowa Finance Authority Senior Housing Rev. (Northcrest, Inc. Project), “A”, 5%, 3/01/2048	70,000	58,737

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Iowa - continued
Iowa Higher Education Loan Authority, Private College Facility Rev. (Des Moines University Project), 4.75%, 10/01/2042	$25,000	$24,906
Iowa Higher Education Loan Authority, Private College Facility Rev. (Des Moines University Project), 5%, 10/01/2047	30,000	30,294
Iowa Higher Education Loan Authority, Private College Facility Rev. (Des Moines University Project), 5.375%, 10/01/2052	35,000	36,063
Iowa Student Loan Liquidity Corp. Rev., “B”, 3.5%, 12/01/2044	250,000	202,505
		$437,301
Kansas - 1.5%
Coffeyville, KS, Electric Utility System Rev., “B”, NPFG, 5%, 6/01/2038 (Prerefunded 6/01/2025) (n)	$200,000	$205,648
Coffeyville, KS, Electric Utility System Rev., “B”, NPFG, 5%, 6/01/2042 (Prerefunded 6/01/2025) (n)	100,000	102,824
Hutchinson, KS, Hospital Facilities Rev. (Hutchinson Regional Medical Center, Inc.), 5%, 12/01/2036	40,000	38,395
Hutchinson, KS, Hospital Facilities Rev. (Hutchinson Regional Medical Center, Inc.), 5%, 12/01/2041	35,000	31,817
Lenexa, KS, Health Care Facility Rev. (Lakeview Village, Inc.), “A”, 5%, 5/15/2030	45,000	44,868
Lenexa, KS, Health Care Facility Rev. (Lakeview Village, Inc.), “A”, 5%, 5/15/2032	40,000	39,573
Lenexa, KS, Health Care Facility Rev. (Lakeview Village, Inc.), “A”, 5%, 5/15/2039	55,000	51,437
Manhattan, KS, Health Care Facilities Rev. (Meadowlark Hills), “A”, 4%, 6/01/2046	60,000	42,615
Manhattan, KS, Health Care Facilities Rev. (Meadowlark Hills), “A”, 4%, 6/01/2052	145,000	97,817
Topeka, KS, Health Care Facilities Rev. (Brewster Place), “A”, 6.5%, 12/01/2052	150,000	147,298
Wichita, KS, Health Care Facilities Rev. (Presbyterian Manors, Inc.), “A”, 6.375%, 5/15/2043	170,000	168,010
Wichita, KS, Health Care Facilities Rev. (Presbyterian Manors, Inc.), “I”, 5%, 5/15/2047	160,000	127,451
Wyandotte County/Kansas City, KS, Community College Auxiliary Enterprise System Rev., 4%, 9/01/2052	205,000	181,832
Wyandotte County/Kansas City, KS, Unified Government Community Improvement District Sales Tax Rev. (Legends Apartments Garage & West Lawn Project), 4.5%, 6/01/2040	50,000	45,555
Wyandotte County/Kansas City, KS, Unified Government Utility System Improvement Rev., “A”, 5%, 9/01/2044	200,000	201,089
		$1,526,229

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Kentucky - 2.3%
Henderson, KY, Exempt Facilities Rev. (Pratt Paper LLC Project), “B”, 4.45%, 1/01/2042 (n)	$135,000	$126,856
Kentucky Economic Development Finance Authority Healthcare Facilities Rev. (Baptist Life Communities Project), “A”, 6.25%, 11/15/2046	285,000	218,612
Kentucky Economic Development Finance Authority Healthcare Facilities Rev. (Baptist Life Communities Project), “A”, 6.375%, 11/15/2051	270,000	204,902
Kentucky Economic Development Finance Authority Healthcare Facilities Rev. (Masonic Homes of Kentucky, Inc.), 5.375%, 11/15/2042	180,000	147,353
Kentucky Economic Development Finance Authority Healthcare Facilities Rev. (Masonic Homes of Kentucky, Inc.), 5.5%, 11/15/2045	80,000	64,967
Kentucky Economic Development Finance Authority Hospital Rev. (Baptist Healthcare System), “B”, 5%, 8/15/2037	30,000	31,069
Kentucky Economic Development Finance Authority Hospital Rev. (Baptist Healthcare System), “B”, 5%, 8/15/2041	250,000	256,855
Kentucky Economic Development Finance Authority Hospital Rev. (Baptist Healthcare System), “B”, 5%, 8/15/2046	160,000	163,363
Kentucky Economic Development Finance Authority Hospital Rev. (Owensboro Health, Inc.), “A”, 5%, 6/01/2037	120,000	120,544
Kentucky Economic Development Finance Authority Hospital Rev. (Owensboro Health, Inc.), “A”, 5%, 6/01/2041	80,000	78,708
Kentucky Economic Development Finance Authority Hospital Rev. (Owensboro Health, Inc.), “A”, 5.25%, 6/01/2041	65,000	66,340
Kentucky Economic Development Finance Authority Hospital Rev. (Owensboro Health, Inc.), “A”, 5%, 6/01/2045	100,000	97,290
Kentucky Economic Development Finance Authority Rev. (Masonic Home Independent Living II, Inc. - Meadow Project and Grove Pointe Project), “A”, 5%, 5/15/2036	120,000	100,767
Kentucky Economic Development Finance Authority Rev. (Masonic Home Independent Living II, Inc. - Meadow Project and Grove Pointe Project), “A”, 5%, 5/15/2046	325,000	239,467
Kentucky Economic Development Finance Authority Rev. (Masonic Home Independent Living II, Inc. - Meadow Project and Grove Pointe Project), “A”, 5%, 5/15/2051	80,000	56,807
Kentucky Higher Education Student Loan Corp. Rev., “B-1”, 5%, 6/01/2036	370,000	378,597
		$2,352,497

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Louisiana - 3.3%
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Cameron Parish GOMESA Project), 5.65%, 11/01/2037 (n)	$100,000	$104,821
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (CDF Healthcare), “A”, 5.625%, 6/01/2045	555,000	455,522
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Jefferson Parish GOMESA Project), 4%, 11/01/2044 (n)	145,000	127,983
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Lafourche Parish GOMESA Project), 3.95%, 11/01/2043 (n)	139,872	121,861
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (St. James Parish GOMESA Project), 3.9%, 11/01/2044 (n)	170,000	145,784
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (St. James Place of Baton Rouge Project), “A”, 6%, 11/15/2035	100,000	95,772
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (St. James Place of Baton Rouge Project), “A”, 6.25%, 11/15/2045	315,000	291,108
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Tangipahoa Parish GOMESA Project), 5.375%, 11/01/2038 (n)	100,000	103,583
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Terrebonne Parish GOMESA Project), 5.5%, 11/01/2039 (n)	100,000	104,120
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Vermilion Parish GOMESA Project), 4.625%, 11/01/2038 (n)	90,000	90,189
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Westside Habilitation Center Project), “A”, 6.125%, 2/01/2037 (n)	190,000	178,373
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Westside Habilitation Center Project), “A”, 6.25%, 2/01/2047 (n)	160,000	144,415
Louisiana Local Government, Environmental Facilities & Community Development Authority Student Housing Rev. (Provident Group - ULM Properties LLC - University of Louisiana at Monroe Project), “A”, 5%, 7/01/2039 (n)	100,000	83,848

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Louisiana - continued
Louisiana Local Government, Environmental Facilities & Community Development Authority Student Housing Rev. (Provident Group - ULM Properties LLC - University of Louisiana at Monroe Project), “A”, 5%, 7/01/2054 (n)	$105,000	$79,271
Louisiana Public Facilities Authority Rev. (BBR Schools - Materra Campus Project), “A”, 4%, 6/01/2051 (n)	280,000	198,912
Louisiana Public Facilities Authority Rev. (BBR Schools - Mid City Campus Project), “C”, 4%, 6/01/2051 (n)	115,000	81,696
Louisiana Public Facilities Authority Rev. (Jefferson Rise Charter School Project), “A”, 6.375%, 6/01/2062 (n)	105,000	97,844
Louisiana Public Facilities Authority Rev. (Loyola University Project), Convertible Capital Appreciation, 0% to 10/01/2023, 5.25% to 10/01/2046	450,000	439,665
Louisiana Public Facilities Authority Rev. (Provident Group - HSC Properties, Inc., LSU Health Foundation, New Orleans Project), “A-1”, 5.1%, 1/01/2057 (n)	630,000	555,836
		$3,500,603
Maine - 0.4%
Maine Finance Authority Solid Waste Disposal Rev. (Casella Waste Systems, Inc.), “R-2”, 4.375%, 8/01/2035 (Put Date 8/01/2025) (n)	$130,000	$128,528
Maine Finance Authority Solid Waste Disposal Rev. (Casella Waste Systems, Inc.), “R-3”, 5.25%, 1/01/2025 (n)	300,000	301,430
		$429,958
Maryland - 1.2%
Howard County, MD, Special Obligation (Downtown Columbia Project), “A”, 4.5%, 2/15/2047 (n)	$120,000	$107,568
Maryland Economic Development Corp., Subordinate Parking Facilities Rev. (Baltimore City Project), “C”, 4%, 6/01/2038	10,000	8,337
Maryland Economic Development Corp., Subordinate Parking Facilities Rev. (Baltimore City Project), “C”, 4%, 6/01/2048	25,000	18,752
Maryland Economic Development Corp., Subordinate Parking Facilities Rev. (Baltimore City Project), “C”, 4%, 6/01/2058	80,000	56,435
Maryland Health & Higher Educational Facilities Authority Rev. (Adventist Healthcare), “A”, 5.5%, 1/01/2036	145,000	149,113
Maryland Health & Higher Educational Facilities Authority Rev. (Doctors Community Hospital), “A”, 5%, 7/01/2033	85,000	87,947
Maryland Health & Higher Educational Facilities Authority Rev. (Doctors Community Hospital), “A”, 5%, 7/01/2034	55,000	56,798
Maryland Health & Higher Educational Facilities Authority Rev. (Doctors Community Hospital), “A”, 5%, 7/01/2038	245,000	247,879

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Maryland - continued
Maryland Stadium Authority Rev., Baltimore City Public Schools Construction and Revitalization Program, Capital Appreciation, “C”, 0%, 5/01/2053	$905,000	$220,993
Prince George's County, MD, Special Obligation (Westphalia Town Center Project), 5.25%, 7/01/2048 (n)	100,000	97,185
Rockville, MD, Mayor & Council Economic Development Refunding Rev. (Ingleside at King Farm Project), “A-1”, 5%, 11/01/2037	40,000	35,783
Rockville, MD, Mayor & Council Economic Development Rev. (Ingleside at King Farm Project), “B”, 5%, 11/01/2042	70,000	60,024
Rockville, MD, Mayor & Council Economic Development Rev. (Ingleside at King Farm Project), “B”, 5%, 11/01/2047	70,000	58,123
		$1,204,937
Massachusetts - 4.0%
Massachusetts Development Finance Agency Rev. (Adventcare), “A”, 6.75%, 10/15/2037 (a)(d)	$626,350	$64,451
Massachusetts Development Finance Agency Rev. (Atrius Health Issue), “A”, 4%, 6/01/2049 (Prerefunded 6/01/2029)	45,000	48,315
Massachusetts Development Finance Agency Rev. (Boston Medical Center), “G”, 4.375%, 7/01/2052	110,000	103,265
Massachusetts Development Finance Agency Rev. (Newbridge on the Charles, Inc.), 5%, 10/01/2047 (n)	100,000	89,392
Massachusetts Development Finance Agency Rev. (Newbridge on the Charles, Inc.), 5%, 10/01/2057 (n)	190,000	166,191
Massachusetts Development Finance Agency Rev. (North Hill Communities), “A”, 6.25%, 11/15/2033 (Prerefunded 11/15/2023) (n)	100,000	101,138
Massachusetts Development Finance Agency Rev. (Suffolk University), 5%, 7/01/2033	30,000	31,029
Massachusetts Development Finance Agency Rev. (Suffolk University), 5%, 7/01/2034	35,000	36,158
Massachusetts Development Finance Agency Rev. (UMass Memorial Health Care Obligated Group), “I”, 5%, 7/01/2036	110,000	112,859
Massachusetts Development Finance Agency Rev. (Wellforce, Inc.), “A”, 4%, 7/01/2044	2,445,000	2,040,558
Massachusetts Development Finance Agency Rev. (Wellforce, Inc.), “A”, 5%, 7/01/2044	55,000	53,222
Massachusetts Educational Financing Authority, Education Loan Rev., “B”, 2%, 7/01/2037	15,000	12,534
Massachusetts Educational Financing Authority, Education Loan Rev., “C”, 2.625%, 7/01/2036	5,000	4,779
Massachusetts Educational Financing Authority, Education Loan Rev., “C”, 4.125%, 7/01/2046	425,000	368,916

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Massachusetts - continued
Massachusetts Educational Financing Authority, Education Loan Rev., “J”, 3.5%, 7/01/2033	$290,000	$277,501
Massachusetts Educational Financing Authority, Education Loan Subordinate Rev., “C”, 3%, 7/01/2051	110,000	73,584
Massachusetts Educational Financing Authority, Education Loan Subordinate Rev., “C”, 4.125%, 7/01/2052	360,000	297,332
Tisbury, MA, General Obligation, Municipal Purpose Loan, Unlimited Tax, 3%, 8/15/2047	205,000	162,804
Tisbury, MA, General Obligation, Municipal Purpose Loan, Unlimited Tax, 3%, 8/15/2052	130,000	99,161
		$4,143,189
Michigan - 2.3%
Eastern Michigan University Board of Regents, General Rev., “A”, 4%, 3/01/2047	$255,000	$231,705
Great Lakes Water Authority, Michigan Water Supply System Rev., “D”, AGM, 5%, 7/01/2034	295,000	311,781
Michigan Building Authority Rev. (Facilities Program), 4%, 10/15/2052	60,000	57,510
Michigan Finance Authority Hospital Rev. (Ascension Health Senior Credit Group), “F-4”, 5%, 11/15/2047	810,000	836,453
Michigan Finance Authority Hospital Rev. (Trinity Health Credit Group), 5%, 12/01/2048	225,000	229,648
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Sewage Disposal System Rev. Refunding Second Lien Local Project), “C”, 5%, 7/01/2033	60,000	61,376
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Local Project), “D-2”, 5%, 7/01/2034	60,000	61,280
Waterford Township, MI, Economic Development Corp. (Canterbury Health Care, Inc.), “A”, 5%, 7/01/2046 (n)	105,000	62,800
Waterford Township, MI, Economic Development Corp. (Canterbury Health Care, Inc.), “A”, 5%, 7/01/2051 (n)	105,000	60,291
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, 5%, 12/01/2044	35,000	35,268
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, BAM, 5%, 12/01/2039	40,000	40,485
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2039	30,000	30,104
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2044	90,000	90,122
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “D”, 5%, 12/01/2031	150,000	159,888

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Michigan - continued
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “D”, 5%, 12/01/2032	$160,000	$170,434
		$2,439,145
Minnesota - 1.2%
Duluth, MN, Economic Development Authority Rev. (Benedictine Health System), “A”, 4%, 7/01/2031	$15,000	$13,621
Duluth, MN, Economic Development Authority Rev. (Benedictine Health System), “A”, 4%, 7/01/2036	65,000	53,953
Duluth, MN, Economic Development Authority Rev. (Benedictine Health System), “A”, 4%, 7/01/2041	145,000	112,186
Duluth, MN, Economic Development Authority, Health Care Facilities Rev. (Essentia Health), “A”, 4.25%, 2/15/2043	100,000	96,367
Duluth, MN, Economic Development Authority, Health Care Facilities Rev. (Essentia Health), “A”, 5%, 2/15/2043	155,000	158,174
Duluth, MN, Economic Development Authority, Health Care Facilities Rev. (Essentia Health), “A”, 4.25%, 2/15/2048	125,000	118,384
Duluth, MN, Economic Development Authority, Health Care Facilities Rev. (Essentia Health), “A”, 5%, 2/15/2048	125,000	126,816
Minnesota Independent School District No. 150 (Hawley Public Schools), General Obligation School Building, “A”, 4.25%, 2/01/2046	470,000	472,297
St. Paul, MN, Housing & Redevelopment Authority Charter School Lease Rev. (Great River School Project), “A”, 5.5%, 7/01/2052 (n)	100,000	97,447
		$1,249,245
Mississippi - 1.1%
Medical Center, Educational Building Corp. Rev. (Colony Park Teaching Campus), “A”, 4%, 6/01/2053 (w)	$800,000	$743,363
Mississippi Development Bank Special Obligation (Hancock County GOMESA Project), 4.55%, 11/01/2039 (n)	185,000	182,259
Mississippi Development Bank Special Obligation (Jackson County GOMESA Project), 3.625%, 11/01/2036 (n)	100,000	89,575
Mississippi Hospital Equipment & Facilities Authority Rev. (Baptist Memorial Healthcare), “A”, 5%, 9/01/2046	110,000	109,030
		$1,124,227
Missouri - 4.3%
Cape Girardeau County, MO, Industrial Development Authority, Health Facilities Rev. (SoutheastHealth), 4%, 3/01/2041	$85,000	$71,873
Jackson County, MO, Special Obligations, “A”, 5.25%, 12/01/2058	1,600,000	1,703,816
Kansas City, MO, Industrial Development Authority, Airport Rev. (Kansas City International Airport Terminal Modernization Project), “B”, 5%, 3/01/2054	480,000	489,595

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Missouri - continued
Kansas City, MO, Industrial Development Authority, Airport Rev. (Kansas City International Airport Terminal Modernization Project), “B”, AGM, 5%, 3/01/2049	$520,000	$533,012
Kansas City, MO, Industrial Development Authority, Airport Rev. (Kansas City International Airport Terminal Modernization Project), “B”, AGM, 5%, 3/01/2055	315,000	321,296
Kansas City, MO, Industrial Development Authority, Airport Rev. (Kansas City International Airport Terminal Modernization Project), “B”, 5%, 3/01/2046	215,000	221,095
Kansas City, MO, Land Clearance for Redevelopment Authority Rev. (Convention Center Hotel Project - TIF Financing), “B”, 5%, 2/01/2050 (n)	310,000	223,633
Missouri Development Finance Board, Infrastructure Facilities Rev. (Crackerneck Creek Project), 4%, 3/01/2051	125,000	104,661
Plaza at Noah's Ark Community District, MO, Tax Increment and Improvement Rev., 3%, 5/01/2030	10,000	9,026
Plaza at Noah's Ark Community District, MO, Tax Increment and Improvement Rev., 3.125%, 5/01/2035	10,000	8,324
St. Louis County, MO, Industrial Development Authority Health Facilities Rev. (Nazareth Living Center), “A”, 5%, 8/15/2030	40,000	37,954
St. Louis County, MO, Industrial Development Authority Health Facilities Rev. (Nazareth Living Center), “A”, 5%, 8/15/2035	25,000	22,615
St. Louis County, MO, Industrial Development Authority Health Facilities Rev. (Nazareth Living Center), “A”, 5.125%, 8/15/2045	65,000	54,392
St. Louis County, MO, Industrial Development Authority Health Facilities Rev. (Ranken-Jordan Project), 4%, 11/15/2036	55,000	48,826
St. Louis County, MO, Industrial Development Authority Rev. (Friendship Village St. Louis Obligated Group), “A”, 5.25%, 9/01/2053	480,000	405,410
St. Louis, MO, Industrial Development Authority Financing Rev. (Ballpark Village Development Project), “A”, 3.875%, 11/15/2029	45,000	38,898
St. Louis, MO, Industrial Development Authority Financing Rev. (Ballpark Village Development Project), “A”, 4.375%, 11/15/2035	95,000	75,723
St. Louis, MO, Industrial Development Authority Financing Rev. (Ballpark Village Development Project), “A”, 4.75%, 11/15/2047	205,000	150,727
		$4,520,876
Montana - 0.4%
Montana Finance Authority, Health Care Facilities Rev. (Kalispell Regional Medical Center), “B”, 5%, 7/01/2043	$160,000	$160,918
Montana Finance Authority, Health Care Facilities Rev. (Kalispell Regional Medical Center), “B”, 5%, 7/01/2048	235,000	234,631
		$395,549

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Nebraska - 0.1%
Central Plains Energy Project, NE, Gas Project Rev. (Project No. 3), “A”, 5%, 9/01/2036	$105,000	$110,806
Nevada - 0.3%
Director of the State of Nevada, Department of Business and Industry, Charter School Lease Rev. (Somerset Academy), “A”, 5.125%, 12/15/2045 (n)	$150,000	$137,001
Director of the State of Nevada, Department of Business and Industry, Charter School Lease Rev. (Somerset Academy), “A”, 5%, 12/15/2048 (n)	100,000	88,078
Nevada Department of Business & Industry Charter School Rev. (Doral Academy of Nevada), “A”, 5%, 7/15/2047 (n)	100,000	91,123
Reno, NV, Sales Tax Rev. (Retrac-Reno Transportation Rail Access Corridor Project), “B”, AGM, 5%, 6/01/2038	5,000	5,280
Reno, NV, Sales Tax Rev. (Retrac-Reno Transportation Rail Access Corridor Project), “B”, AGM, 4%, 6/01/2048	20,000	17,979
Reno, NV, Sales Tax Rev. (Retrac-Reno Transportation Rail Access Corridor Project), “B”, AGM, 4.125%, 6/01/2058	25,000	22,265
		$361,726
New Hampshire - 1.3%
National Finance Authority, New Hampshire Municipal Certificates, “A”, 4%, 10/20/2036	$281,706	$262,148
National Finance Authority, New Hampshire Municipal Certificates, “1-A”, 4.375%, 9/20/2036	519,724	501,009
National Finance Authority, New Hampshire Municipal Certificates, “A”, 4.125%, 1/20/2034	378,433	363,655
National Finance Authority, New Hampshire Resource Recovery Refunding Rev. (Covanta Project), “C”, 4.875%, 11/01/2042 (n)	300,000	264,091
		$1,390,903
New Jersey - 4.9%
Atlantic City, NJ, Tax Appeal Refunding Bonds (Qualified Pursuant to the Provisions of the Municipal Qualified Bond Act), “A”, BAM, 5%, 3/01/2042	$30,000	$31,181
Camden County, NJ, Improvement Authority School Rev. (KIPP Cooper Norcross Academy), 6%, 6/15/2062	140,000	146,917
New Jersey Economic Development Authority (Motor Vehicle Surcharges Subordinate Refunding Rev.), “A”, 3.125%, 7/01/2029	40,000	37,874
New Jersey Economic Development Authority (Motor Vehicle Surcharges Subordinate Refunding Rev.), “A”, 5%, 7/01/2033	260,000	273,304
New Jersey Economic Development Authority Rev. (Goethals Bridge Replacement Project), 5.5%, 1/01/2027	40,000	40,346

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
New Jersey - continued
New Jersey Economic Development Authority Rev. (Goethals Bridge Replacement Project), 5%, 1/01/2028	$40,000	$40,242
New Jersey Economic Development Authority Rev. (Goethals Bridge Replacement Project), 5.375%, 1/01/2043	255,000	255,714
New Jersey Economic Development Authority Rev. (Goethals Bridge Replacement Project), AGM, 5%, 1/01/2031	125,000	125,880
New Jersey Economic Development Authority Rev. (Kapkowski Road Landfill Reclamation Project), 6.5%, 4/01/2031	760,000	765,448
New Jersey Economic Development Authority Rev. (Provident Group - Rowan Properties LLC - Rowan University Student Housing Project), “A”, 5%, 1/01/2030	80,000	79,158
New Jersey Economic Development Authority Rev. (Provident Group - Rowan Properties LLC - Rowan University Student Housing Project), “A”, 5%, 1/01/2035	95,000	92,713
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), “A”, 5.625%, 11/15/2030	265,000	268,506
New Jersey Economic Development Authority, State Lease Rev. (Juvenile Justice Commission Facilities Project), “C”, 5%, 6/15/2042	180,000	185,443
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., “B”, 4%, 12/01/2041	810,000	796,953
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., ”B“, 3.5%, 12/01/2039	260,000	246,772
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., ”C“, 3.25%, 12/01/2051	30,000	21,382
New Jersey Higher Education Student Assistance Authority, Student Loan Refunding Rev., “C”, 5%, 12/01/2053	55,000	53,092
New Jersey Transportation Trust Fund Authority, “AA”, 5%, 6/15/2037	140,000	151,228
New Jersey Transportation Trust Fund Authority, “AA”, 4%, 6/15/2040	55,000	52,736
New Jersey Transportation Trust Fund Authority, “AA”, 4.25%, 6/15/2044 (w)	360,000	353,357
New Jersey Transportation Trust Fund Authority, “AA”, 4%, 6/15/2045	100,000	93,759
New Jersey Transportation Trust Fund Authority, Transportation Program, “AA”, 5%, 6/15/2038	1,000,000	1,008,222
		$5,120,227
New Mexico - 0.0%
Los Ranchos de Albuquerque, NM, Education Facilities Rev. (Albuquerque Academy Project), 4%, 9/01/2040	$20,000	$18,840

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
New York - 9.6%
Build NYC Resource Corp. Rev. (Albert Einstein School of Medicine, Inc.), 5.5%, 9/01/2045 (n)	$545,000	$539,703
Build NYC Resource Corp. Rev. (Grand Concourse Academy Charter School Project), “B”, 5%, 7/01/2062	110,000	105,645
Genesse County, NY, Funding Corp. Rev. (Rochester Regional Health Project), Tax-Exempt, “A”, 5.25%, 12/01/2052	405,000	410,562
Long Beach, NY, General Obligation, “B”, BAM, 4.625%, 7/15/2052	360,000	357,685
Metropolitan Transportation Authority, NY, Transportation Rev., “A”, 4%, 11/15/2052	75,000	67,238
Metropolitan Transportation Authority, NY, Transportation Rev., “C-1”, 5.25%, 11/15/2055	170,000	175,363
New Rochelle, NY, Corp. for Local Development Rev. (Iona College Project), “A”, 5%, 7/01/2034	65,000	66,596
New Rochelle, NY, Corp. for Local Development Rev. (Iona College Project), “A”, 5%, 7/01/2040	165,000	166,830
New Rochelle, NY, Corp. for Local Development Rev. (Iona College Project), “A”, 5%, 7/01/2045	80,000	80,580
New York Dormitory Authority Rev. (HYU Langone Hospitals Obligated Group), “A”, 4%, 7/01/2050	500,000	457,715
New York Dormitory Authority Rev. (Montefiore Obligated Group), “A”, 4%, 9/01/2050	235,000	188,860
New York Dormitory Authority Rev. (Orange Regional Medical Center Obligated Group Rev.), 5%, 12/01/2035 (n)	100,000	99,821
New York Dormitory Authority Rev. (Orange Regional Medical Center Obligated Group Rev.), 5%, 12/01/2040 (n)	100,000	96,228
New York Dormitory Authority Rev., State Personal Income Tax, “E”, 4%, 3/15/2042	655,000	645,646
New York Liberty Development Corp., Liberty Rev. (3 World Trade Center Project), “1”, 5%, 11/15/2044 (n)	1,090,000	1,066,119
New York Transportation Development Corp., Special Facilities Rev. (American Airlines, Inc. John F. Kennedy International Airport Project), 3%, 8/01/2031	65,000	56,370
New York Transportation Development Corp., Special Facilities Rev. (American Airlines, Inc. John F. Kennedy International Airport Project), 5.375%, 8/01/2036	400,000	403,160
New York Transportation Development Corp., Special Facilities Rev. (Delta Airlines, Inc. LaGuardia Airport Terminals C&D Redevelopment Project), 5%, 1/01/2031	365,000	376,392
New York Transportation Development Corp., Special Facilities Rev. (Delta Airlines, Inc. LaGuardia Airport Terminals C&D Redevelopment Project), 4%, 1/01/2036	100,000	95,849

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
New York - continued
New York Transportation Development Corp., Special Facilities Rev. (Delta Airlines, Inc. LaGuardia Airport Terminals C&D Redevelopment Project), 5%, 10/01/2040	$200,000	$202,273
New York Transportation Development Corp., Special Facilities Rev. (Delta Airlines, Inc. LaGuardia Airport Terminals C&D Redevelopment Project), 4.375%, 10/01/2045	545,000	514,873
New York Transportation Development Corp., Special Facilities Rev. (Terminal 4 John F. Kennedy International Airport Project), “A”, 4%, 12/01/2038	70,000	65,683
New York, NY, Housing Development Corp., Multi-Family Housing Rev. (8 Spruce Street), “E”, 3.5%, 2/15/2048	542,947	530,878
Niagara County, NY, Industrial Development Agency, Solid Waste Disposal Rev. (Covanta Energy Project), “A”, 4.75%, 11/01/2042 (n)	270,000	233,818
Niagara, NY, Area Development Corp. Rev. (Catholic Health System, Inc. Project), 4.5%, 7/01/2052	215,000	157,587
Orange County, NY, Funding Corp. Assisted Living Residence Rev. (Hamlet at Wallkill Assisted Living Project), 6.5%, 1/01/2046	170,000	133,973
Port Authority of NY & NJ (221st Series), 4%, 7/15/2055	665,000	608,652
Port Authority of NY & NJ (234th Series), 5.5%, 8/01/2052	505,000	553,432
Syracuse, NY, Industrial Development Agency PILOT Rev. (Carousel Center Project), “A”, 5%, 1/01/2029	30,000	23,128
Syracuse, NY, Industrial Development Agency PILOT Rev. (Carousel Center Project), “A”, 5%, 1/01/2032	75,000	57,707
Syracuse, NY, Industrial Development Agency PILOT Rev. (Carousel Center Project), “A”, 5%, 1/01/2034	205,000	154,732
Syracuse, NY, Industrial Development Agency PILOT Rev. (Carousel Center Project), “A”, 5%, 1/01/2036	110,000	81,819
Tobacco Settlement Asset Securitization Corp., NY, “A”, 5%, 6/01/2034	50,000	51,830
Tobacco Settlement Asset Securitization Corp., NY, “A”, 5%, 6/01/2035	25,000	25,796
Tobacco Settlement Asset Securitization Corp., NY, “A”, 5%, 6/01/2041	715,000	726,899
Ulster County, NY, Capital Resource Corp. Rev. (Woodland Pond at New Paltz Project), 4%, 9/15/2025	110,000	103,747
Ulster County, NY, Capital Resource Corp. Rev. (Woodland Pond at New Paltz Project), 5%, 9/15/2037	400,000	316,767
		$9,999,956

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
North Carolina - 0.8%
Greater Ashville, NC, Regional Airport Authority System Rev., AGM, 5.25%, 7/01/2048	$25,000	$26,755
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Lutheran Services for the Aging), “A”, 4%, 3/01/2036	50,000	41,966
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Lutheran Services for the Aging), “A”, 4%, 3/01/2041	15,000	11,531
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Lutheran Services for the Aging), “A”, 4%, 3/01/2051	190,000	130,029
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Lutheran Services for the Aging), “C”, 4%, 3/01/2036	20,000	16,786
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Lutheran Services for the Aging), “C”, 4%, 3/01/2042	10,000	7,571
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Pennybyrn at Maryfield), 5%, 10/01/2025	35,000	34,975
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Pennybyrn at Maryfield), 5%, 10/01/2030	70,000	69,235
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Pennybyrn at Maryfield), 5%, 10/01/2035	45,000	43,509
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Presbyterian Homes Obligated Group), “A”, 5%, 10/01/2050	90,000	85,126
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (United Church Homes and Services), “A”, 5%, 9/01/2037 (Prerefunded 9/01/2024)	75,000	76,551
North Carolina Turnpike Authority, Monroe Expressway Toll Rev., “A”, 5%, 7/01/2042	30,000	30,461
North Carolina Turnpike Authority, Monroe Expressway Toll Rev., “A”, 5%, 7/01/2047	60,000	60,665
North Carolina Turnpike Authority, Monroe Expressway Toll Rev., “A”, 5%, 7/01/2051	130,000	131,241
North Carolina Turnpike Authority, Monroe Expressway Toll Rev., “A”, 5%, 7/01/2054	85,000	85,747
		$852,148
North Dakota - 0.1%
Ward County, ND, Health Care Facilities Rev. (Trinity Obligated Group), “C”, 5%, 6/01/2034	$40,000	$37,333
Ward County, ND, Health Care Facilities Rev. (Trinity Obligated Group), “C”, 5%, 6/01/2048	10,000	8,053
Ward County, ND, Health Care Facilities Rev. (Trinity Obligated Group), “C”, 5%, 6/01/2053	70,000	54,485
		$99,871

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Ohio - 4.9%
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020A-2, “1”, 5%, 6/01/2036	$130,000	$135,928
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020B-2, “2”, 5%, 6/01/2055	1,690,000	1,563,409
Cuyahoga County, OH, Hospital Rev. (Metrohealth System), 5%, 2/15/2042	210,000	210,833
Cuyahoga County, OH, Hospital Rev. (Metrohealth System), 4.75%, 2/15/2047	285,000	272,166
Cuyahoga County, OH, Hospital Rev. (Metrohealth System), 5.25%, 2/15/2047	70,000	70,654
Cuyahoga County, OH, Hospital Rev. (Metrohealth System), 5%, 2/15/2057	150,000	142,529
Cuyahoga County, OH, Hospital Rev. (Metrohealth System), 5.5%, 2/15/2057	770,000	780,758
Darke County, OH, Hospital Facilities Rev. (Wayne Healthcare Project), “A”, 4%, 9/01/2040	30,000	25,887
Darke County, OH, Hospital Facilities Rev. (Wayne Healthcare Project), “A”, 4%, 9/01/2045	50,000	41,802
Darke County, OH, Hospital Facilities Rev. (Wayne Healthcare Project), “A”, 5%, 9/01/2049	65,000	59,005
Franklin County, OH, Health Care Facilities Improvement Rev. (Friendship Village of Dublin, Inc.), 5%, 11/15/2034	120,000	120,313
Franklin County, OH, Health Care Facilities Improvement Rev. (Friendship Village of Dublin, Inc.), 5%, 11/15/2044	195,000	190,975
Miami County, OH, Hospital Facilities Rev. (Kettering Health), “A”, 5%, 8/01/2049	310,000	315,770
Middleburg Heights, OH, Hospital Facilities Improvement Rev. (Southwest General Health Center Project), “A”, 4%, 8/01/2041	130,000	118,961
Middleburg Heights, OH, Hospital Facilities Improvement Rev. (Southwest General Health Center Project), “A”, 4%, 8/01/2047	70,000	61,575
Ohio Air Quality Development Authority Refunding Rev. (Duke Energy Corp. Project), “A”, 4.25%, 11/01/2039 (Put Date 6/01/2027)	110,000	108,639
Ohio Air Quality Development Authority, Facilities Rev. (Pratt Paper LLC Project), 3.75%, 1/15/2028 (n)	100,000	97,673
Ohio Air Quality Development Authority, Facilities Rev. (Pratt Paper LLC Project), 4.25%, 1/15/2038 (n)	100,000	94,769
Ohio Air Quality Development Authority, Facilities Rev. (Pratt Paper LLC Project), 4.5%, 1/15/2048 (n)	125,000	115,368
Ohio Higher Educational Facility Rev. (Cleveland Institute of Music 2022 Project), 5.125%, 12/01/2042	100,000	100,414
Ohio Housing Finance Agency Residential Mortgage Rev. (Mortgage-Backed Securities Program), “A”, 4.9%, 9/01/2053	505,000	509,494
		$5,136,922

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Oklahoma - 1.7%
Catoosa, OK, Industrial Authority Sales Tax Rev., 4%, 10/01/2028	$5,000	$4,809
Norman, OK, Regional Hospital Authority Rev., 5%, 9/01/2045	70,000	68,266
Oklahoma Development Finance Authority, Health System Rev. (OU Medicine Project), “A”, 5.5%, 8/15/2041	245,000	233,380
Oklahoma Development Finance Authority, Health System Rev. (OU Medicine Project), “A”, 5.5%, 8/15/2044	250,000	236,376
Oklahoma Development Finance Authority, Health System Rev. (OU Medicine Project), “B”, 5%, 8/15/2038	215,000	198,389
Oklahoma Development Finance Authority, Health System Rev. (OU Medicine Project), “B”, 5.25%, 8/15/2043	195,000	181,652
Oklahoma Development Finance Authority, Health System Rev. (OU Medicine Project), “B”, 5.25%, 8/15/2048	215,000	194,918
Tulsa County, OK, Industrial Authority, Senior Living Community Refunding Rev. (Montereau, Inc. Project), “A”, 5.25%, 11/15/2045	645,000	630,839
Tulsa, OK, Airport Improvement Trust Rev., “A”, 5%, 6/01/2045 (Prerefunded 6/01/2024)	55,000	55,597
		$1,804,226
Oregon - 1.4%
Medford, OR, Hospital Facilities Authority Rev. (Asante Projects), “A”, 4%, 8/15/2050	$370,000	$332,126
Multnomah County, OR, Hospital Facilities Authority Refunding Rev. (Terwilliger Plaza - Parkview Project), “A”, 4%, 12/01/2051	465,000	309,704
Multnomah County, OR, Hospital Facilities Authority Refunding Rev. (Terwilliger Plaza - Parkview Project), “A”, 4%, 12/01/2056	205,000	131,792
Multnomah County, OR, Hospital Facilities Authority Refunding Rev. (Terwilliger Plaza - Parkview Project), “B-1”, 1.2%, 6/01/2028	25,000	21,023
Multnomah County, OR, Hospital Facilities Authority Refunding Rev. (Terwilliger Plaza - Parkview Project), “B-2”, 0.95%, 6/01/2027	70,000	60,721
Oregon Facilities Authority Refunding Rev. (Samaritan Health Services Project), “A”, 5%, 10/01/2040	30,000	30,487
Union County, OR, Hospital Facility Authority Rev. (Grande Ronde Hospital Project), 5%, 7/01/2047	100,000	97,826
Union County, OR, Hospital Facility Authority Rev. (Grande Ronde Hospital Project), 5%, 7/01/2052	230,000	221,596
Yamhill County, OR, Hospital Authority Rev. (Friendsview Retirement), “A”, 5%, 11/15/2056	280,000	200,316
Yamhill County, OR, Hospital Authority Rev. (Friendsview Retirement), “B-1”, 2.5%, 11/15/2028	30,000	24,856
Yamhill County, OR, Hospital Authority Rev. (Friendsview Retirement), “B-2”, 2.125%, 11/15/2027	15,000	13,453

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Oregon - continued
Yamhill County, OR, Hospital Authority Rev. (Friendsview Retirement), “B-3”, 1.75%, 11/15/2026	$20,000	$18,611
		$1,462,511
Pennsylvania - 12.1%
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Rev. (City Center Project), 5%, 5/01/2042 (n)	$170,000	$165,133
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Rev. (City Center Refunding Project), 5%, 5/01/2042 (n)	150,000	145,741
Berks County, PA, Industrial Development Authority Health System Rev. (Tower Health Project), 5%, 11/01/2034	235,000	134,170
Berks County, PA, Industrial Development Authority Health System Rev. (Tower Health Project), 5%, 11/01/2047	575,000	328,456
Berks County, PA, Industrial Development Authority Health System Rev. (Tower Health Project), 5%, 11/01/2050	200,000	112,846
Blythe, PA, Solid Waste Authority Rev., 7.75%, 12/01/2037 (Prerefunded 12/01/2027)	235,000	268,780
Bucks County, PA, Industrial Development Authority, Hospital Rev. (St. Luke's University Health Network Project), 4%, 8/15/2044	45,000	41,052
Bucks County, PA, Industrial Development Authority, Hospital Rev. (St. Luke's University Health Network Project), 4%, 8/15/2050	365,000	324,633
Chester County, PA, Health & Education Facilities Authority Rev. (Simpson Senior Services Project), 4%, 12/01/2035	405,000	321,343
Chester County, PA, Health & Education Facilities Authority Rev. (Simpson Senior Services Project), 5%, 12/01/2051	95,000	75,998
Chester County, PA, Health & Education Facilities Authority Rev. (Simpson Senior Services Project), “A”, 5%, 12/01/2030	45,000	42,005
Chester County, PA, Health & Education Facilities Authority Rev. (Simpson Senior Services Project), “A”, 5.25%, 12/01/2045	100,000	86,173
Commonwealth of Pennsylvania, State Public School Building Authority College Rev. (Delware County Community College Project), BAM, 5.25%, 10/01/2044	150,000	160,801
Doylestown, PA, Hospital Rev. (Doylestown Hospital), “A”, 4%, 7/01/2045	30,000	21,243
East Hempfield Township, PA, Industrial Development Authority Rev. (Student Services, Inc., Student Housing Project at Millersville University of Pennsylvania), 5%, 7/01/2030 (Prerefunded 7/01/2025)	25,000	25,867
East Hempfield Township, PA, Industrial Development Authority Rev. (Student Services, Inc., Student Housing Project at Millersville University of Pennsylvania), 5%, 7/01/2035 (Prerefunded 7/01/2025)	35,000	36,214
East Hempfield Township, PA, Industrial Development Authority Rev. (Student Services, Inc., Student Housing Project at Millersville University of Pennsylvania), 5%, 7/01/2039 (Prerefunded 7/01/2024)	40,000	40,644

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Pennsylvania - continued
East Hempfield Township, PA, Industrial Development Authority Rev. (Student Services, Inc., Student Housing Project at Millersville University of Pennsylvania), 5%, 7/01/2046 (Prerefunded 7/01/2024)	$20,000	$20,322
Franklin County, PA, Industrial Development Authority Rev. (Menno-Haven, Inc. Project), 5%, 12/01/2038	125,000	108,289
Franklin County, PA, Industrial Development Authority Rev. (Menno-Haven, Inc. Project), 5%, 12/01/2043	155,000	126,453
Franklin County, PA, Industrial Development Authority Rev. (Menno-Haven, Inc. Project), 5%, 12/01/2048	160,000	124,865
Franklin County, PA, Industrial Development Authority Rev. (Menno-Haven, Inc. Project), 5%, 12/01/2053	150,000	113,913
Geisinger, PA, Geisinger Authority Health System Rev., “A”, 4%, 4/01/2050	1,010,000	916,191
Lehigh County, PA, Hospital Authority Rev. (Lehigh Valley Health Network), “A”, 4%, 7/01/2049	350,000	313,882
Lehigh County, PA, Water & Sewer Authority Rev. (Allentown Concession), Capital Appreciation, “B”, 0%, 12/01/2037	955,000	495,575
Lehigh County, PA, Water & Sewer Authority Rev., “A”, 5%, 12/01/2043 (Prerefunded 12/01/2023)	605,000	609,881
Montgomery County, PA, Higher Education & Health Authority Rev. (Thomas Jefferson University), 4%, 9/01/2044	100,000	91,721
Montgomery County, PA, Higher Education & Health Authority Rev. (Thomas Jefferson University), 4%, 9/01/2049	100,000	88,540
Montgomery County, PA, Higher Education & Health Authority Rev. (Thomas Jefferson University), “A”, 5%, 9/01/2048	330,000	337,756
Montgomery County, PA, Higher Education & Health Authority Rev. (Thomas Jefferson University), “B”, AGM, 3.125%, 5/01/2053	105,000	77,172
Montgomery County, PA, Industrial Development Authority Retirement Communities Rev. (Acts Retirement-Life Communities, Inc. Obligated Group), “C”, 5%, 11/15/2045	120,000	112,608
Montgomery County, PA, Industrial Development Authority Rev. (Whitemarsh Continuing Care Retirement Community Project), 5.375%, 1/01/2050	950,000	806,049
Pennsylvania Economic Development Financing Authority Rev. (Pennsylvania Rapid Bridge Replacement Project), 5%, 6/30/2042	505,000	503,782
Pennsylvania Economic Development Financing Authority, Guaranteed Parking Rev. (Capitol Region Parking System), Capital Appreciation, “B-2”, 0%, 1/01/2044	540,000	188,301
Pennsylvania Economic Development Financing Authority, Guaranteed Parking Rev. (Capitol Region Parking System), Capital Appreciation, “B-3”, 0%, 1/01/2049	250,000	43,751

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Pennsylvania - continued
Pennsylvania Economic Development Financing Authority, Private Activity Rev. (PennDOT Major Bridges Package One Project), 5.25%, 6/30/2053	$490,000	$501,462
Pennsylvania Economic Development Financing Authority, Private Activity Rev. (PennDOT Major Bridges Package One Project), AGM, 5.5%, 6/30/2042	405,000	443,174
Pennsylvania Economic Development Financing Authority, Private Activity Rev. (PennDOT Major Bridges Package One Project), AGM, 5%, 12/31/2057	560,000	571,669
Pennsylvania Higher Educational Assistance Agency, Education Loan Rev., “A”, 2.625%, 6/01/2042	50,000	41,935
Pennsylvania Higher Educational Assistance Agency, Education Loan Rev., “A”, 4.5%, 6/01/2043	385,000	383,680
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “141A”, 5.75%, 10/01/2053	495,000	525,032
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “142A”, 5.5%, 10/01/2053 (w)	300,000	317,471
Philadelphia, PA, Authority for Industrial Development Charter School Rev. (Green Woods Charter School Project), “A”, 5.375%, 6/15/2057	100,000	90,308
Philadelphia, PA, Authority for Industrial Development Rev. (MaST Charter School Project), “A”, 5.625%, 8/01/2036	100,000	102,211
Philadelphia, PA, Authority for Industrial Development Rev. (MaST Charter School Project), “A”, 5.75%, 8/01/2046	125,000	126,645
Philadelphia, PA, Authority for Industrial Development Rev. (MaST Charter School Project), “A”, 5.375%, 8/01/2051	120,000	121,495
Philadelphia, PA, Authority for Industrial Development Rev. (MaST Charter School Project), “B”, 6%, 8/01/2051	150,000	152,616
Philadelphia, PA, Authority for Industrial Development Rev. (Tacony Academy Charter School Project), 6.875%, 6/15/2033	100,000	100,232
Philadelphia, PA, Authority for Industrial Development Rev. (Tacony Academy Charter School Project), 7.375%, 6/15/2043	110,000	110,270
Philadelphia, PA, Authority for Industrial Development Rev. (Tacony Academy Charter School Project), “A-1”, 7%, 6/15/2043	140,000	140,302
Philadelphia, PA, Authority for Industrial Development, Multi-Family Housing Rev. (University Square Apartment Project-Section 8), “III”, 5.25%, 12/01/2047 (n)	145,000	129,263
Philadelphia, PA, Authority for Industrial Development, Multi-Family Housing Rev. (University Square Apartment Project-Section 8), “III”, 5.5%, 12/01/2058 (n)	215,000	192,941
Philadelphia, PA, Authority for Industrial Development, Senior Living Facilities Rev. (Wesley Enhanced Living Obligated Group), “A”, 5%, 7/01/2037	100,000	86,401

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Pennsylvania - continued
Philadelphia, PA, Authority for Industrial Development, Senior Living Facilities Rev. (Wesley Enhanced Living Obligated Group), “A”, 5%, 7/01/2042	$125,000	$102,976
Philadelphia, PA, Authority for Industrial Development, Senior Living Facilities Rev. (Wesley Enhanced Living Obligated Group), “A”, 5%, 7/01/2049	175,000	138,092
Philadelphia, PA, School District, “A”, 5%, 9/01/2036	25,000	26,705
Philadelphia, PA, School District, “A”, 5%, 9/01/2037	25,000	26,572
Philadelphia, PA, School District, “A”, 5%, 9/01/2038	25,000	26,415
Philadelphia, PA, School District, “A”, 4%, 9/01/2039	150,000	143,326
Pittsburgh, PA, Urban Redevelopment Authority Rev., “C”, GNMA, 4.8%, 4/01/2028	185,000	185,648
Scranton-Lackawanna, PA, Health and Welfare Authority, University Rev. (Marywood University Project), 5%, 6/01/2046	445,000	392,398
Washington County, PA, Redevelopment Authority Refunding Rev. (Victory Centre Tax Increment Financing Project), 4%, 7/01/2023	5,000	4,998
Washington County, PA, Redevelopment Authority Refunding Rev. (Victory Centre Tax Increment Financing Project), 5%, 7/01/2035	15,000	14,628
West Shore, PA, Area Authority Rev. (Messiah Village Project), “A”, 5%, 7/01/2030	30,000	29,595
West Shore, PA, Area Authority Rev. (Messiah Village Project), “A”, 5%, 7/01/2035	35,000	33,738
		$12,672,348
Puerto Rico - 4.6%
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 5.75%, 7/01/2031	$84,000	$90,454
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 4%, 7/01/2041	406,000	338,825
Puerto Rico Electric Power Authority Rev., “NN”, NPFG, 4.75%, 7/01/2033	55,000	53,495
Puerto Rico Electric Power Authority Rev., “PP”, NPFG, 5%, 7/01/2024	15,000	15,003
Puerto Rico Electric Power Authority Rev., “PP”, NPFG, 5%, 7/01/2025	15,000	15,003
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2032 (a)(d)	995,000	711,425
Puerto Rico Electric Power Authority Rev., “TT”, NPFG, 5%, 7/01/2024	65,000	65,041
Puerto Rico Electric Power Authority Rev., “VV”, NPFG, 5.25%, 7/01/2026	60,000	59,204
Puerto Rico Electric Power Authority Rev., “VV”, NPFG, 5.25%, 7/01/2030	250,000	247,339

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Puerto Rico - continued
Puerto Rico Electric Power Authority Rev., “WW”, 5%, 7/01/2028 (a)(d)	$845,000	$604,175
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority Rev. (Cogeneration Facilities - AES Puerto Rico Project), 6.625%, 6/01/2026	380,000	385,921
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (University of Sacred Heart), 4.375%, 10/01/2031	45,000	45,044
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (University of Sacred Heart), 5%, 10/01/2042	70,000	70,158
Puerto Rico Municipal Finance Agency, “A”, AGM, 5%, 8/01/2027	20,000	20,134
Puerto Rico Public Finance Corp., “E”, ETM, 6%, 8/01/2026	80,000	86,449
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 4.55%, 7/01/2040	42,000	39,972
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 5%, 7/01/2058	636,000	607,665
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.536%, 7/01/2053	3,000	2,678
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.784%, 7/01/2058	69,000	63,384
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2027	74,000	62,214
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2031	803,000	556,053
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2033	781,000	487,497
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2046	473,000	127,236
University of Puerto Rico Rev., “P”, NPFG, 5%, 6/01/2025	40,000	40,045
		$4,794,414
Rhode Island - 1.0%
Rhode Island Student Loan Authority, Education Loan Rev., “A”, 2.25%, 12/01/2039	$80,000	$67,009
Rhode Island Student Loan Authority, Education Loan Rev., “A”, 4.125%, 12/01/2042 (w)	800,000	771,474
Rhode Island Student Loan Authority, Student Loan Rev., “A”, 3.5%, 12/01/2034	60,000	57,928
Rhode Island Student Loan Authority, Student Loan Rev., ”A“, 3.625%, 12/01/2037	190,000	176,168
		$1,072,579

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
South Carolina - 1.1%
South Carolina Jobs & Economic Development Authority Rev. (Bishop Gadsden Episcopal Retirement Community), “A”, 5%, 4/01/2044	$185,000	$164,966
South Carolina Jobs & Economic Development Authority, Educational Facilities Rev. (Green Charter Schools Project), “A”, 4%, 6/01/2046 (n)	100,000	70,838
South Carolina Jobs & Economic Development Authority, Health Facilities Rev. (Lutheran Homes of South Carolina, Inc.), 5.125%, 5/01/2048	40,000	31,527
South Carolina Jobs & Economic Development Authority, Hospital Rev. (Prisma Health Obligated Group), “A”, 5%, 5/01/2048	395,000	398,392
South Carolina Jobs & Economic Development Authority, Residential Care Facilities Rev. (Episcopal Home at Still Hopes), 5%, 4/01/2047	150,000	124,965
South Carolina Jobs & Economic Development Authority, Residential Care Facilities Rev. (Episcopal Home at Still Hopes), 5%, 4/01/2052	115,000	93,156
Spartanburg County, SC, Regional Health Services District Hospital Rev., “A”, 5%, 4/15/2048	245,000	249,531
Spartanburg County, SC, Regional Health Services District Hospital Rev., “A”, AGM, 4%, 4/15/2045	45,000	42,114
		$1,175,489
South Dakota - 0.4%
South Dakota Housing Development Authority, Homeownership Mortgage, “A”, GNMA, 6%, 5/01/2054	$360,000	$385,603
Tennessee - 2.3%
Knox County, TN, Health, Educational & Housing Facility Board Rev. (University Health Systems, Inc.), 5%, 4/01/2030	$45,000	$46,734
Knox County, TN, Health, Educational & Housing Facility Board Rev. (University Health Systems, Inc.), 5%, 4/01/2031	50,000	51,922
Knox County, TN, Health, Educational & Housing Facility Board Rev. (University Health Systems, Inc.), 5%, 4/01/2036	65,000	66,816
Metropolitan Government of Nashville & Davidson County, TN, Health & Educational Facilities Board Rev. (Vanderbilt University Medical Center), “A”, 5%, 7/01/2035	205,000	211,798
Metropolitan Government of Nashville & Davidson County, TN, Health & Educational Facilities Board Rev., Refunding & Improvement (Trevecca Nazarene University Project), 5%, 10/01/2034	10,000	10,199
Tennergy Corp., TN, Gas Supply Rev., “A”, 5.5%, 10/01/2053 (Put Date 12/01/2030)	515,000	542,983
Tennessee Energy Acquisition Corp., Gas Project Rev., “A”, 5.25%, 9/01/2026	165,000	167,865
Tennessee Energy Acquisition Corp., Gas Project Rev., “A-1”, 5%, 5/01/2053 (Put Date 5/01/2028)	1,000,000	1,034,755

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Tennessee - continued
Tennessee Energy Acquisition Corp., Gas Project Rev., “C”, 5%, 2/01/2025	$240,000	$239,624
		$2,372,696
Texas - 9.8%
Arlington, TX, Higher Education Finance Corp. Rev. (Newman International Academy), “A”, 5.375%, 8/15/2036	$40,000	$38,403
Arlington, TX, Higher Education Finance Corp. Rev. (Newman International Academy), “A”, 5.5%, 8/15/2046	185,000	170,652
Arlington, TX, Higher Education Finance Corp. Rev. (Riverwalk Education Foundation, Inc.), 5%, 8/15/2057	185,000	195,050
Austin, TX, Airport System Rev., 5%, 11/15/2052	270,000	279,537
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, 5%, 1/01/2029	35,000	35,639
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, 5%, 1/01/2031	50,000	50,983
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, 5%, 1/01/2034	10,000	9,918
Austin, TX, Convention Center (Convention Enterprises, Inc.), “B”, 5%, 1/01/2026	25,000	24,746
Austin, TX, Convention Center (Convention Enterprises, Inc.), “B”, 5%, 1/01/2028	15,000	14,888
Austin, TX, Convention Center (Convention Enterprises, Inc.), “B”, 5%, 1/01/2030	25,000	24,860
Central Texas Regional Mobility Authority Senior Lien Rev., “A”, 5%, 1/01/2045 (Prerefunded 7/01/2025)	90,000	93,324
Clifton, TX, Higher Education Finance Corp. Rev. (Idea Public Schools), 6%, 8/15/2033	105,000	105,510
Clifton, TX, Higher Education Finance Corp. Rev. (Idea Public Schools), 5%, 8/15/2042	410,000	410,140
Clifton, TX, Higher Education Finance Corp. Rev. (Idea Public Schools), 6%, 8/15/2043	165,000	165,589
Conroe, TX, Local Government Corp., First Lien Hotel Rev. (Convention Center Hotel), “A”, 4%, 10/01/2050	55,000	43,491
Conroe, TX, Local Government Corp., Second Lien Hotel Rev. (Convention Center Hotel), “B”, 5%, 10/01/2050 (n)	100,000	80,864
Cypress-Fairbanks, TX, Independent School District, Unlimited Tax School Building, Texas PSF, 4%, 2/15/2048	80,000	78,051
Gulf Coast, TX, Industrial Development Authority Rev. (CITGO Petroleum Corp.), 4.875%, 5/01/2025	115,000	114,178
Gulf Coast, TX, Industrial Development Authority Rev. (CITGO Petroleum Corp.), 8%, 4/01/2028	375,000	375,298

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Texas - continued
Harris County, TX, Cultural Education Facilities Finance Corp., Hospital Rev. (Memorial Hermann Health System), “A”, 4.125%, 7/01/2052	$340,000	$319,107
Harris County, TX, Cultural Education Facilities Finance Corp., Hospital Rev. (Texas Children's Hospital), “A”, BAM, 4%, 10/01/2035	85,000	87,496
Harris County, TX, Cultural Education Facilities Finance Corp., Hospital Rev. (Texas Children's Hospital), “A”, BAM, 4%, 10/01/2036	155,000	157,572
Harris County, TX, Cultural Education Facilities Finance Corp., Hospital Rev. (Texas Children's Hospital), “A”, BAM, 4%, 10/01/2037	210,000	212,269
Harris County, TX, Cultural Education Facilities Finance Corp., Hospital Rev. (Texas Children's Hospital), “A”, BAM, 4%, 10/01/2038	175,000	176,365
Harris County-Houston, TX, Sports Authority Rev., “C”, 5%, 11/15/2032	20,000	20,347
Harris County-Houston, TX, Sports Authority Rev., “C”, 5%, 11/15/2033	40,000	40,623
Harris County-Houston, TX, Sports Authority Rev., Capital Appreciation, “A”, AGM, 0%, 11/15/2041	70,000	29,023
Harris County-Houston, TX, Sports Authority Rev., Capital Appreciation, “A”, AGM, 0%, 11/15/2046	175,000	55,028
Houston, TX, Airport System Rev., Special Facilities Rev. (Continental Airlines, Inc.), 6.5%, 7/15/2030	445,000	446,350
Houston, TX, Airport System Rev., Special Facilities Rev. (United Airlines, Inc. Terminal E Project), 4.75%, 7/01/2024	270,000	270,051
Houston, TX, Airport System Rev., Special Facilities Rev. (United Airlines, Inc. Terminal Improvement Projects), “B-1”, 5%, 7/15/2030	770,000	772,612
Houston, TX, Higher Education Finance Corp. University Rev. (Houston Baptist University Project), 4%, 10/01/2051	50,000	41,397
Mission, TX, Economic Development Corp. (NatGasoline Project), 4.625%, 10/01/2031 (n)	180,000	174,125
Mission, TX, Economic Development Corp., Solid Waste Disposal Rev. (Waste Management, Inc. Project), 4.25%, 6/01/2048 (Put Date 6/03/2024) (w)	115,000	115,109
New Hope, TX, Cultural Education Facilities Finance Corp., Capital Improvement Rev. (CHF - Collegiate Housing Denton LLC - Texas Woman's University Housing Project), “A-1”, AGM, 5%, 7/01/2038	20,000	20,384
New Hope, TX, Cultural Education Facilities Finance Corp., Capital Improvement Rev. (CHF - Collegiate Housing Denton LLC - Texas Woman's University Housing Project), “A-1”, AGM, 5%, 7/01/2058	80,000	80,381
New Hope, TX, Cultural Education Facilities Finance Corp., Education Rev. (Beta Academy), “A”, 5%, 8/15/2039 (n)	75,000	71,470
New Hope, TX, Cultural Education Facilities Finance Corp., Education Rev. (Beta Academy), “A”, 5%, 8/15/2049 (n)	55,000	49,241

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Texas - continued
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (MRC Senior Living - Langford Project), “A”, 5%, 11/15/2026	$15,000	$14,412
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (MRC Senior Living - Langford Project), “A”, 5.375%, 11/15/2036	55,000	47,897
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (MRC Senior Living - Langford Project), “A”, 5.5%, 11/15/2046	35,000	28,443
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (MRC Senior Living - Langford Project), “A”, 5.5%, 11/15/2052	45,000	35,560
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Wesleyan Homes, Inc. Project), 5.5%, 1/01/2035	75,000	67,436
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Wesleyan Homes, Inc. Project), 5.5%, 1/01/2043	80,000	66,617
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Wesleyan Homes, Inc. Project), 5.5%, 1/01/2049	80,000	63,886
New Hope, TX, Cultural Education Facilities Finance Corp., Student Housing Rev. (CHF - Collegiate Housing Stephenville III LLC - Tarleton State University Project), 5%, 4/01/2030 (Prerefunded 4/01/2025)	25,000	25,753
New Hope, TX, Cultural Education Facilities Finance Corp., Student Housing Rev. (CHF - Collegiate Housing Stephenville III LLC - Tarleton State University Project), 5%, 4/01/2035 (Prerefunded 4/01/2025)	30,000	30,903
New Hope, TX, Cultural Education Facilities Finance Corp., Student Housing Rev. (CHF - Collegiate Housing Stephenville III LLC - Tarleton State University Project), 5%, 4/01/2047 (Prerefunded 4/01/2025)	65,000	66,957
Newark, TX, Higher Education Finance Corp. Rev. (A+ Charter Schools, Inc.), “A”, 5.5%, 8/15/2035 (n)	90,000	92,445
Newark, TX, Higher Education Finance Corp. Rev. (A+ Charter Schools, Inc.), “A”, 5.75%, 8/15/2045 (n)	110,000	112,362
Port Beaumont, TX, Navigation District, Dock & Wharf Facility Rev. (Jefferson Gulf Coast Energy Project), “A”, 3.625%, 1/01/2035 (n)	100,000	79,013
Port Beaumont, TX, Navigation District, Dock & Wharf Facility Rev. (Jefferson Gulf Coast Energy Project), “A”, 4%, 1/01/2050 (n)	370,000	260,512
Port Beaumont, TX, Navigation District, Dock & Wharf Facility Rev. Taxable (Jefferson Gulf Coast Energy Project), “A”, 6%, 1/01/2025 (n)	130,000	122,337
Red River, TX, Education Finance Corp., Higher Education Rev. (Houston Baptist University Project), 5.5%, 10/01/2046	225,000	229,332
Red River, TX, Health Facilities Development Corp., Retirement Facilities Rev. (MRC Crossings Project), “A”, 7.5%, 11/15/2034 (Prerefunded 11/15/2024)	100,000	105,609

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Texas - continued
Red River, TX, Health Facilities Development Corp., Retirement Facilities Rev. (MRC Crossings Project), “A”, 7.75%, 11/15/2044 (Prerefunded 11/15/2024)	$185,000	$196,027
Red River, TX, Health Facilities Development Corp., Retirement Facilities Rev. (MRC Crossings Project), “A”, 8%, 11/15/2049 (Prerefunded 11/15/2024)	135,000	143,421
Tarrant County, TX, Cultural Education Facilities Finance Corp. (Christus Health), “A”, 4%, 7/01/2053	395,000	360,251
Tarrant County, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Barton Creek Senior Living Center, Inc., Querencia Project), 5%, 11/15/2030	80,000	78,826
Tarrant County, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Barton Creek Senior Living Center, Inc., Querencia Project), 5%, 11/15/2035	100,000	95,445
Tarrant County, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Stayton at Museum Way), 5.75%, 12/01/2054 (a)(d)	840,423	546,275
Tarrant County, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Trinity Terrace Project), “A-1”, 5%, 10/01/2044	135,000	131,279
Texas Private Activity Surface Transportation Corp., Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 7%, 12/31/2038	170,000	171,134
Texas Private Activity Surface Transportation Corp., Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 6.75%, 6/30/2043	135,000	135,768
Texas State Technical College System Rev., Financing System Improvement, “A”, AGM, 6%, 8/01/2054	240,000	274,551
Texas Transportation Commission, Central Texas Turnpike System Rev., Capital Appreciation, “B”, 0%, 8/15/2036	345,000	184,735
Texas Transportation Commission, State Highway 249 System Rev., “A”, 5%, 8/01/2057	240,000	240,349
Texas Transportation Commission, State Highway 249 System Rev., Capital Appreciation, “A”, 0%, 8/01/2037	25,000	12,277
Texas Transportation Commission, State Highway 249 System Rev., Capital Appreciation, “A”, 0%, 8/01/2038	20,000	9,211
Texas Transportation Commission, State Highway 249 System Rev., Capital Appreciation, “A”, 0%, 8/01/2039	20,000	8,660
Texas Transportation Commission, State Highway 249 System Rev., Capital Appreciation, “A”, 0%, 8/01/2040	20,000	8,129
Texas Transportation Commission, State Highway 249 System Rev., Capital Appreciation, “A”, 0%, 8/01/2041	45,000	17,221

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Texas - continued
Texas Transportation Commission, State Highway 249 System Rev., Capital Appreciation, “A”, 0%, 8/01/2042	$60,000	$21,735
Texas Transportation Commission, State Highway 249 System Rev., Capital Appreciation, “A”, 0%, 8/01/2043	50,000	17,074
Tomball, TX, Independent School District, Unlimited Tax School Building, Texas PSF, 3.875%, 2/15/2043	720,000	679,906
		$10,231,819
U.S. Virgin Islands - 0.1%
Matching Fund Special Purpose Securitization Corp., “A”, 5%, 10/01/2026	$70,000	$70,571
Utah - 0.7%
Salt Lake City, UT, Salt Lake City International Airport Rev., “A”, 5%, 7/01/2043	$390,000	$399,996
Utah Charter School Finance Authority, Charter School Rev. (Da Vinci Academy of Science & Arts), 4%, 4/15/2047	245,000	215,782
Utah Charter School Finance Authority, Charter School Rev. (Reagan Academy Project), 5%, 2/15/2046 (n)	120,000	110,947
		$726,725
Vermont - 1.2%
Vermont Housing Finance Agency, Multi-Purpose Rev., “A”, GNMA, 6%, 11/01/2053	$781,000	$850,453
Vermont Student Assistance Corp., Education Loan Rev., “A”, 2.375%, 6/15/2039	30,000	25,960
Vermont Student Assistance Corp., Education Loan Rev., “A”, 4.375%, 6/15/2040	230,000	229,195
Vermont Student Assistance Corp., Education Loan Rev., “B”, 4.375%, 6/15/2046	145,000	123,762
		$1,229,370
Virginia - 1.2%
Cherry Hill Community Development Authority, Prince William County, VA (Potomac Shores Project), 5.4%, 3/01/2045 (n)	$100,000	$99,501
Henrico County, VA, Economic Development Authority Rev., Residential Care Facility (Westminster-Canterbury of Richmond), “A”, 5%, 10/01/2052	70,000	70,535
James City County, VA, Economic Development Authority, Residential Care Facility Rev. (United Methodist Homes of Williamsburg, Inc.), “A”, 4%, 6/01/2047	105,000	72,922
Peninsula Town Center Community Development Authority, VA, Special Obligation Refunding, 5%, 9/01/2037 (n)	115,000	111,795

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Virginia - continued
Peninsula Town Center Community Development Authority, VA, Special Obligation Refunding, 4.5%, 9/01/2045 (n)	$145,000	$126,510
Virginia College Building Authority, Educational Facilities Rev. (Marymount University Project), “B”, 5.25%, 7/01/2030 (n)	175,000	176,190
Virginia College Building Authority, Educational Facilities Rev. (Marymount University Project), “B”, 5.25%, 7/01/2035 (n)	175,000	175,641
Virginia Small Business Financing Authority Rev. (Obligated Group of National Senior Campuses, Inc.), “A”, 4%, 1/01/2045	495,000	432,554
		$1,265,648
Washington - 3.3%
Everett, WA, Housing Authority Refunding Rev. (Huntington Park Apartments Project), 4%, 7/01/2037	$435,000	$406,904
Grays Harbor County, WA, Public Hospital District No. 2, Limited Tax General Obligation Refunding, 5%, 12/15/2033	115,000	120,664
Grays Harbor County, WA, Public Hospital District No. 2, Limited Tax General Obligation Refunding, 5%, 12/15/2038	150,000	154,160
Grays Harbor County, WA, Public Hospital District No. 2, Limited Tax General Obligation Refunding, 5%, 12/15/2048	285,000	290,360
Kalispel Tribe of Indians, WA, Priority District Rev., “A”, 5.25%, 1/01/2038 (n)	130,000	133,544
Seattle, WA, Port Intermediate Lien Refunding Rev., “B”, 4%, 8/01/2047	50,000	44,965
Washington Health Care Facilities Authority Rev. (Providence Health & Services), “A”, 5%, 10/01/2033	1,105,000	1,105,246
Washington Health Care Facilities Authority Rev. (Virginia Mason Medical Center), 5%, 8/15/2035	90,000	91,622
Washington Health Care Facilities Authority Rev. (Virginia Mason Medical Center), 5%, 8/15/2037	90,000	90,477
Washington Health Care Facilities Authority Rev. (Virginia Mason Medical Center), 4%, 8/15/2042	200,000	174,375
Washington Housing Finance Commission Nonprofit Housing Refunding Rev. (Hearthstone Project), “A”, 5%, 7/01/2048 (n)	145,000	104,665
Washington Housing Finance Commission Nonprofit Housing Refunding Rev. (Judson Park Project), 5%, 7/01/2048 (n)	100,000	79,684
Washington Housing Finance Commission Nonprofit Housing Rev. (Presbyterian Retirement Communities Northwest Projects), “A”, 5%, 1/01/2036 (n)	100,000	82,567
Washington Housing Finance Commission Nonprofit Housing Rev. (Presbyterian Retirement Communities Northwest Projects), “A”, 5%, 1/01/2046 (n)	105,000	78,465

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Washington - continued
Washington Housing Finance Commission Nonprofit Housing Rev. (Presbyterian Retirement Communities Northwest Projects), “A”, 5%, 1/01/2051 (n)	$105,000	$75,720
Washington Housing Finance Commission Nonprofit Housing Rev. (Wesley Homes at Lea Hill Project), 5%, 7/01/2041 (n)	100,000	81,246
Washington Housing Finance Commission Nonprofit Housing Rev. (Wesley Homes at Lea Hill Project), 5%, 7/01/2046 (n)	115,000	89,723
Washington Housing Finance Commission Nonprofit Housing Rev. (Wesley Homes at Lea Hill Project), 5%, 7/01/2051 (n)	165,000	124,352
Washington State Housing Finance Commission Municipal Certificates, “X”, 0.725%, 12/20/2035 (i)	2,252,761	108,202
		$3,436,941
West Virginia - 0.3%
West Virginia Hospital Finance Authority Hospital Improvement Rev. (Cabell Huntington Hospital Obligated Group), “A”, 5%, 1/01/2043	$380,000	$356,260
Wisconsin - 10.6%
Wisconsin Center District Junior Dedicated Tax Rev., Capital Appreciation, “D”, AGM, 0%, 12/15/2040	$580,000	$256,190
Wisconsin Center District Senior Dedicated Tax Rev., Capital Appreciation, “C”, AGM, 0%, 12/15/2040	250,000	110,427
Wisconsin Health & Educational Facilities Authority Refunding Rev. (American Baptist Homes), 5%, 8/01/2027	105,000	97,983
Wisconsin Health & Educational Facilities Authority Refunding Rev. (American Baptist Homes), 5%, 8/01/2032	105,000	90,831
Wisconsin Health & Educational Facilities Authority Refunding Rev. (American Baptist Homes), 5%, 8/01/2037	55,000	44,067
Wisconsin Health & Educational Facilities Authority Refunding Rev. (American Baptist Homes), 5%, 8/01/2039	55,000	42,798
Wisconsin Health & Educational Facilities Authority Rev. (Aspirusm, Inc. Obligated Group), 4%, 8/15/2048	1,020,000	906,741
Wisconsin Health & Educational Facilities Authority Rev. (Cedar Crest, Inc. Project), 5.125%, 4/01/2057	485,000	352,758
Wisconsin Health & Educational Facilities Authority Rev. (Marshfield Clinic Health System, Inc.), “C”, 5%, 2/15/2047	45,000	43,788
Wisconsin Health & Educational Facilities Authority Rev. (Marshfield Clinic Health System, Inc.), “C”, 4%, 2/15/2050	100,000	82,370
Wisconsin Health & Educational Facilities Authority Rev. (St. Camillus Health System, Inc.), “A”, 5%, 11/01/2054	465,000	355,008
Wisconsin Health & Educational Facilities Authority Rev. (St. John's Community, Inc.), “A”, 5%, 9/15/2040 (Prerefunded 9/15/2023)	20,000	20,078
Wisconsin Health & Educational Facilities Authority Rev. (St. John's Community, Inc.), “A”, 5%, 9/15/2045 (Prerefunded 9/15/2023)	30,000	30,117

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Wisconsin - continued
Wisconsin Health & Educational Facilities Authority Rev. (St. John's Community, Inc.), “A”, 5%, 9/15/2050 (Prerefunded 9/15/2023)	$115,000	$115,450
Wisconsin Public Finance Authority Airport Facilities Rev. (Transportation Infrastructure Properties LLC), “B”, 5.25%, 7/01/2028	1,445,000	1,445,878
Wisconsin Public Finance Authority Airport Facilities Rev. (Transportation Infrastructure Properties LLC), “B”, 5%, 7/01/2042	85,000	83,769
Wisconsin Public Finance Authority Charter School Rev. (Alamance Community School Project), “A”, 5%, 6/15/2051 (n)	75,000	58,190
Wisconsin Public Finance Authority Education Rev. (Mountain Island Charter School), 5%, 7/01/2037	40,000	40,074
Wisconsin Public Finance Authority Education Rev. (Mountain Island Charter School), 5%, 7/01/2047	55,000	53,362
Wisconsin Public Finance Authority Education Rev. (Pine Lake Preparatory), 4.95%, 3/01/2030 (n)	55,000	55,364
Wisconsin Public Finance Authority Education Rev. (Pine Lake Preparatory), 5.25%, 3/01/2035 (n)	55,000	55,576
Wisconsin Public Finance Authority Education Rev. (Triad Educational Services, Inc.), 5.5%, 6/15/2062	120,000	115,732
Wisconsin Public Finance Authority Educational Facilities Rev. (Community School of Davidson Project), 5%, 10/01/2033 (n)	25,000	24,583
Wisconsin Public Finance Authority Educational Facilities Rev. (Community School of Davidson Project), 5%, 10/01/2048 (n)	125,000	115,859
Wisconsin Public Finance Authority Entrance Fee Principal Redemption Accredited Rev. (Searstone CCRC Project), “B2”, 2.25%, 6/01/2027 (n)	75,000	69,252
Wisconsin Public Finance Authority Healthcare Facility Rev. (Appalachian Regional Healthcare System Obligated Group), “A”, 4%, 7/01/2051	95,000	74,256
Wisconsin Public Finance Authority Healthcare Facility Rev. (Blue Ridge Healthcare), “A”, 4%, 1/01/2045	25,000	22,679
Wisconsin Public Finance Authority Healthcare Facility Rev. (Church Home of Hartford, Inc. Project), “A”, 5%, 9/01/2025 (n)	25,000	24,768
Wisconsin Public Finance Authority Healthcare Facility Rev. (Church Home of Hartford, Inc. Project), “A”, 5%, 9/01/2030 (n)	75,000	72,170
Wisconsin Public Finance Authority Healthcare Facility Rev. (Church Home of Hartford, Inc. Project), “A”, 5%, 9/01/2038 (n)	60,000	53,448
Wisconsin Public Finance Authority Healthcare System Rev. (Cone Health), “A”, 5%, 10/01/2052	610,000	630,361
Wisconsin Public Finance Authority Hospital Rev. (WakeMed), “A”, 4%, 10/01/2049	1,020,000	931,489
Wisconsin Public Finance Authority Hotel & Conference Center Facilities Rev. (Foundation of the University of North Carolina at Charlotte, Inc.), “A”, 4%, 9/01/2051 (n)	285,000	215,012

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Wisconsin - continued
Wisconsin Public Finance Authority Limited Obligation Grant Rev. (American Dream at Meadowlands Project), “A”, 6.25%, 8/01/2027 (a)(d)(n)	$835,000	$637,731
Wisconsin Public Finance Authority Limited Obligation PILOT Rev. (American Dream at Meadowlands Project), 6.5%, 12/01/2037 (n)	440,000	377,375
Wisconsin Public Finance Authority Limited Obligation PILOT Rev. (American Dream at Meadowlands Project), 7%, 12/01/2050	230,000	197,388
Wisconsin Public Finance Authority Retirement Facilities First Mortgage Rev. (Galloway Ridge Project), “A”, 6.875%, 1/01/2043	205,000	208,768
Wisconsin Public Finance Authority Retirement Facilities First Mortgage Rev. (United Methodist Retirement Homes), “A”, 4%, 10/01/2051	50,000	35,868
Wisconsin Public Finance Authority Rev. (McLemore Hotel & Conference Center), “B”, 6.5%, 6/01/2056 (n)	195,000	156,346
Wisconsin Public Finance Authority Rev. (Obligated Group of National Senior Communities, Inc.), 4%, 1/01/2047	285,000	241,976
Wisconsin Public Finance Authority Rev. (Obligated Group of National Senior Communities, Inc.), 4%, 1/01/2052	475,000	386,637
Wisconsin Public Finance Authority Rev. (Roseman University of Health Sciences Project), 5.75%, 4/01/2035	150,000	153,461
Wisconsin Public Finance Authority Rev. (Roseman University of Health Sciences Project), 4%, 4/01/2052 (n)	200,000	150,992
Wisconsin Public Finance Authority Rev., Subordinate-Social Certificates, “B-1”, 4%, 12/28/2044 (n)	402,082	315,677
Wisconsin Public Finance Authority Senior Living Refunding Bonds Rev. (Mary's Woods at Marylhurst Project), “A”, 5.25%, 5/15/2037 (n)	60,000	56,162
Wisconsin Public Finance Authority Senior Living Refunding Bonds Rev. (Mary's Woods at Marylhurst Project), “A”, 5.25%, 5/15/2042 (n)	35,000	31,502
Wisconsin Public Finance Authority Senior Living Refunding Bonds Rev. (Mary's Woods at Marylhurst Project), “A”, 5.25%, 5/15/2047 (n)	165,000	143,353
Wisconsin Public Finance Authority Senior Living Refunding Bonds Rev. (Mary's Woods at Marylhurst Project), “A”, 5.25%, 5/15/2052 (n)	115,000	98,067
Wisconsin Public Finance Authority Senior Living Rev. (Rose Villa Project), “A”, 5.125%, 11/15/2029 (n)	110,000	112,095
Wisconsin Public Finance Authority Senior Living Rev. (Rose Villa Project), “A”, 5.5%, 11/15/2034 (n)	100,000	102,430
Wisconsin Public Finance Authority Senior Living Rev. (Rose Villa Project), “A”, 5.75%, 11/15/2044 (n)	95,000	97,641
Wisconsin Public Finance Authority Senior Living Rev. (Rose Villa Project), “A”, 6%, 11/15/2049 (n)	115,000	118,550
Wisconsin Public Finance Authority Senior Secured Rev. (McLemore Hotel & Conference Center), “A”, 4.5%, 6/01/2056 (n)	565,000	414,681

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Wisconsin - continued
Wisconsin Public Finance Authority Student Housing Rev. (Beyond Boone LLC - Appalachian State University Project), “A”, AGM, 5%, 7/01/2044	$20,000	$20,444
Wisconsin Public Finance Authority Student Housing Rev. (University of Hawai'i Foundation Project), “A-1”, 4%, 7/01/2061 (n)	180,000	128,775
Wisconsin Public Finance Authority Student Housing Rev. (University of Hawai'i Foundation Project), “B”, 5.25%, 7/01/2061 (n)	100,000	75,973
Wisconsin Public Finance Authority Student Housing Rev. (Western Carolina University Project), 5.25%, 7/01/2047	190,000	179,578
		$11,131,898
Total Municipal Bonds (Identified Cost, $186,019,699)		$173,038,352
Bonds – 0.1%
Consumer Services – 0.1%
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2033 (n)	$175,000	$90,868
Medical & Health Technology & Services – 0.0%
ProMedica Toledo Hospital, “B”, 5.325%, 11/15/2028	$70,000	$58,132
Total Bonds (Identified Cost, $167,956)		$149,000
Other Municipal Bonds – 0.1%
Multi-Family Housing Revenue – 0.1%
FRETE 2021-ML12 Trust, “X-US”, FHLMC, 1.22%, 7/25/2041 (i)(n) (Identified Cost, $53,057)	$534,408	$53,677
Investment Companies (h) - 0.4%
Money Market Funds – 0.4%
MFS Institutional Money Market Portfolio, 4.88% (v) (Identified Cost, $463,499)	463,504	$463,458

Other Assets, Less Liabilities - 0.8%		789,428

Remarketable Variable Rate MuniFund Term Preferred Shares (RVMTP shares), at liquidation value of $70,000,000 net of unamortized debt issuance costs of $61,313 (issued by the fund) - (66.9)%		(69,938,687)
Net assets applicable to common shares - 100.0%		$104,555,228

(a)	Non-income producing security.
(d)	In default.

Portfolio of Investments (unaudited) – continued
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $463,458 and $173,241,029, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $25,896,215, representing 24.8% of net assets applicable to common shares.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(w)	When-issued security.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (CalPlant I Project), 8%, 7/01/2039	5/25/17	$383,096	$19,250
California Pollution Control Financing Authority, Solid Waste Disposal Subordinate Rev. (CalPlant I Project), 7.5%, 12/01/2039	7/26/19	437,875	25,000
Collier County, FL, Industrial Development Authority, Continuing Care Community Rev. (Arlington of Naples Project), “A”, 8.125%, 5/15/2044	12/16/13	378,613	41,647
Collier County, FL, Industrial Development Authority, Continuing Care Community Rev. (Arlington of Naples Project), “A”, 6.5%, 5/15/2049	6/30/15	78,837	8,672
Total Restricted Securities			$94,569
% of Net assets applicable to common shares			0.1%

The following abbreviations are used in this report and are defined:
AAC	Ambac Assurance Corp.
AGM	Assured Guaranty Municipal
BAM	Build America Mutual
COP	Certificate of Participation
ETM	Escrowed to Maturity
FHLMC	Federal Home Loan Mortgage Corp.
GNMA	Government National Mortgage Assn.
NPFG	National Public Finance Guarantee Corp.
PSF	Permanent School Fund
See Notes to Financial Statements

Financial Statements
Statement of Assets and Liabilities
At 5/31/23 (unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
Assets
Investments in unaffiliated issuers, at value (identified cost, $186,240,712)	$173,241,029
Investments in affiliated issuers, at value (identified cost, $463,499)	463,458
Receivables for
Investments sold	2,193,502
Interest	2,612,981
Other assets	16,569
Total assets	$178,527,539
Liabilities
Payables for
Distributions on common shares	$12,642
Investments purchased	981,050
When-issued investments purchased	2,702,386
Interest expense	250,926
Payable to affiliates
Investment adviser	1,470
Administrative services fee	193
Transfer agent and dividend disbursing costs	1,225
Payable for independent Trustees' compensation	26
Accrued expenses and other liabilities	83,706
RVMTP shares, at liquidation value of $70,000,000 net of unamortized debt issuance costs of $61,313	69,938,687
Total liabilities	$73,972,311
Net assets applicable to common shares	$104,555,228
Net assets consist of
Paid-in capital - common shares	$124,610,543
Total distributable earnings (loss)	(20,055,315)
Net assets applicable to common shares	$104,555,228
RVMTP shares, at liquidation value of $70,000,000 net of unamortized debt issuance costs of $61,313 (700 shares issued and outstanding at $100,000 per share)	69,938,687
Net assets including preferred shares	$174,493,915
Common shares of beneficial interest issued and outstanding	28,325,314
Net asset value per common share (net assets of $104,555,228 / 28,325,314 shares of beneficial interest outstanding)	$3.69
See Notes to Financial Statements

Financial Statements
Statement of Operations
Six months ended 5/31/23 (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Net investment income (loss)
Income
Interest	$4,156,863
Dividends from affiliated issuers	62,063
Total investment income	$4,218,926
Expenses
Management fee	$571,548
Transfer agent and dividend disbursing costs	12,738
Administrative services fee	17,958
Independent Trustees' compensation	3,634
Stock exchange fee	13,750
Custodian fee	3,342
Shareholder communications	12,033
Audit and tax fees	47,066
Legal fees	2,965
Interest expense and fees and amortization of RVMTP shares debt issuance costs	1,426,302
Miscellaneous	33,933
Total expenses	$2,145,269
Reduction of expenses by investment adviser	(24,242)
Net expenses	$2,121,027
Net investment income (loss)	$2,097,899
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$(2,150,082)
Affiliated issuers	(280)
Net realized gain (loss)	$(2,150,362)
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$1,645,668
Affiliated issuers	(46)
Net unrealized gain (loss)	$1,645,622
Net realized and unrealized gain (loss)	$(504,740)
Change in net assets from operations	$1,593,159
See Notes to Financial Statements

Financial Statements
Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	5/31/23 (unaudited)	11/30/22
Change in net assets
From operations
Net investment income (loss)	$2,097,899	$4,731,429
Net realized gain (loss)	(2,150,362)	(2,886,845)
Net unrealized gain (loss)	1,645,622	(29,594,864)
Change in net assets from operations	$1,593,159	$(27,750,280)
Distributions to common shareholders	$(1,988,437)	$(5,034,830)
Total change in net assets	$(395,278)	$(32,785,110)
Net assets applicable to common shares
At beginning of period	104,950,506	137,735,616
At end of period	$104,555,228	$104,950,506
See Notes to Financial Statements

Financial Statements
Statement of Cash Flows
Six months ended 5/31/23 (unaudited)
This statement provides a summary of cash flows from investment activity for the fund.
Cash flows from operating activities:
Change in net assets from operations	$1,593,159
Adjustments to reconcile change in net assets from operations to net cash provided by operating activities:
Purchase of investment securities	(25,627,752)
Proceeds from disposition of investment securities	24,077,608
Proceeds from disposition of short-term investments, net	1,139,066
Realized gain/loss on investments	2,150,082
Unrealized appreciation/depreciation on investments	(1,645,622)
Net amortization/accretion of income	107,925
Amortization of RVMTP shares debt issuance costs	33,494
Increase in interest receivable	(74,490)
Decrease in accrued expenses and other liabilities	(19,418)
Decrease in receivable from investment adviser	20,200
Increase in other assets	(14,224)
Increase in payable for interest expense and fees	250,926
Net cash provided by operating activities	$1,990,954
Cash flows from financing activities:
Cash distributions paid on common shares	$(1,990,396)
Decrease in payable to custodian	(558)
Net cash used by financing activities	$(1,990,954)
Cash and restricted cash:
Beginning of period	$—
End of period	$—
Supplemental disclosure of cash flow information:
Cash paid during the six months ended May 31, 2023 for interest was $1,141,882.
See Notes to Financial Statements

Financial Statements
Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Common Shares	Six months ended	Year ended
	5/31/23 (unaudited)	11/30/22	11/30/21	11/30/20	11/30/19	11/30/18
Net asset value, beginning of period	$3.71	$4.86	$4.71	$4.91	$4.67	$4.80
Income (loss) from investment operations
Net investment income (loss) (d)	$0.07	$0.17	$0.20	$0.21	$0.23	$0.26(c)
Net realized and unrealized gain (loss)	(0.02)	(1.14)	0.16	(0.19)	0.24	(0.13)
Total from investment operations	$0.05	$(0.97)	$0.36	$0.02	$0.47	$0.13
Less distributions declared to common shareholders
From net investment income	$(0.07)	$(0.18)	$(0.21)	$(0.22)	$(0.23)	$(0.26)
Net asset value, end of period (x)	$3.69	$3.71	$4.86	$4.71	$4.91	$4.67
Market value, end of period	$3.13	$3.20	$4.54	$4.32	$4.73	$4.22
Total return at market value (%)	(0.02)(n)	(25.95)	9.92	(3.99)	17.71	(5.54)
Total return at net asset value (%) (j)(r)(s)(x)	1.66(n)	(19.80)	7.93	0.84	10.42	3.01(c)
Ratios (%) (to average net assets applicable to common shares) and Supplemental data:
Expenses before expense reductions	4.05(a)	2.62	1.85	2.32	2.76	2.70(c)
Expenses after expense reductions	4.00(a)	2.58	1.85	2.28	2.73	2.69(c)
Net investment income (loss)	3.96(a)	4.06	4.12	4.48	4.80	5.40(c)
Portfolio turnover	15(n)	19	16	22	17	16
Net assets at end of period (000 omitted)	$104,555	$104,951	$137,736	$133,392	$139,042	$132,247
Supplemental Ratios (%):
Ratios of expenses to average net assets applicable to common shares after expense reductions and excluding interest expense and fees (l)	1.31(a)	1.30	1.22	1.24	1.22	1.25(c)
Ratios of expenses to average net assets applicable to common and preferred shares after expense reductions and excluding interest expense and fees (l)	0.79(a)	0.79	0.79	0.79	0.79	0.80(c)

Financial Highlights – continued
	Six months ended	Year ended
	5/31/23 (unaudited)	11/30/22	11/30/21	11/30/20	11/30/19	11/30/18
Senior Securities:
RVMTP shares	700	700	750	—	—	—
VMTP shares	—	—	—	3,000	3,000	3,000
Asset coverage per preferred share (k)	$249,365	$249,929	$283,647	$69,464	$71,347	$69,082
Asset coverage per $1 liquidation preference (v)	$2.49	$2.50	$2.84	$2.78	$2.85	$2.76
Involuntary liquidation preference per preferred share (m)	$100,000	$100,000	$100,000	$25,000	$25,000	$25,000
Average market value per preferred share (m)(u)	$100,000	$100,000	$100,000	$25,000	$25,000	$25,000

(a)	Annualized.
(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher.
(d)	Per share data is based on average shares outstanding.
(j)	Total return at net asset value is calculated using the net asset value of the fund, not the publicly traded price and therefore may be different than the total return at market value.
(k)	Calculated by subtracting the fund’s total liabilities (not including liquidation preference of preferred shares) from the fund's total assets and dividing by the total number of preferred shares outstanding.
(l)	Interest expense and fees include payments made to the holders of the floating rate certificates, interest expense paid to shareholders of RVMTP and VMTP (Variable Rate Municipal Term Preferred) shares, and amortization of RVMTP and VMTP shares debt issuance costs, as applicable.
(m)	Amount excludes accrued unpaid distributions on preferred shares.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(u)	Average market value represents the approximate fair value of each of the fund’s preferred shares held at period end.
(v)	Calculated by subtracting the fund's total liabilities (not including liquidation preference of preferred shares) from the fund's total assets and dividing by the aggregate liquidation preference of preferred shares outstanding.
(x)	The net asset values and total returns at net asset value have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements

Notes to Financial Statements
(unaudited)
(1) Business and Organization
MFS High Yield Municipal Trust (the fund) is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified closed-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests primarily in municipal instruments, which generally trade in the over-the-counter market. The value of municipal instruments can be affected by changes in their actual or perceived credit quality. The credit quality of, and the ability to pay principal and interest when due by, an issuer of a municipal instrument depends on the credit quality of the entity supporting the municipal instrument, how essential any services supported by the municipal instrument are, the sufficiency of any revenues or taxes that support the municipal instrument, and/or the willingness or ability of the appropriate government entity to approve any appropriations necessary to support the municipal instrument. Municipal instruments may be supported by insurance which typically guarantees the timely payment of all principal and interest due on the underlying municipal instrument. The value of a municipal instrument can be volatile and significantly affected by adverse tax changes or court rulings, legislative or political changes, changes in specific or general market and economic conditions in the region where the instrument is issued, and the financial condition of municipal issuers and of municipal instrument insurers of which there are a limited number. Also, because many municipal instruments are issued to finance similar projects, conditions in certain industries can significantly affect the fund and the overall municipal market. If the Internal Revenue Service determines an issuer of a municipal instrument has not complied with the applicable tax requirements, interest from the security could become taxable, the security could decline in value, and distributions made by the fund could be taxable to shareholders. The fund invests in high-yield securities rated below investment grade. Investments in below investment grade quality securities can involve a substantially greater risk of default or can already be in default, and their values can decline significantly. Below investment grade quality securities tend to be more sensitive to adverse news about the issuer, or the market or economy in general, than higher quality debt instruments.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master

Notes to Financial Statements (unaudited) - continued
Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from

Notes to Financial Statements (unaudited) - continued
quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of May 31, 2023 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$173,092,029	$—	$173,092,029
U.S. Corporate Bonds	—	149,000	—	149,000
Mutual Funds	463,458	—	—	463,458
Total	$463,458	$173,241,029	$—	$173,704,487
For further information regarding security characteristics, see the Portfolio of Investments.
Statement of Cash Flows — Information on financial transactions which have been settled through the receipt or disbursement of cash or restricted cash is presented in the Statement of Cash Flows. Cash as presented in the fund's Statement of Assets and Liabilities includes cash on hand at the fund's custodian bank and does not include any short-term investments. Restricted cash is presented in the fund's Statement of Assets and Liabilities as restricted cash for uncleared derivatives and/or deposits with brokers for cleared derivatives and represents cash that has been segregated or delivered to cover the fund's collateral or margin obligations under derivative contracts.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income — Investment transactions are recorded on the trade date. Some securities may be purchased or sold on an extended settlement basis, which means that the receipt or delivery of the securities by the fund and related payments occur at a future date, usually beyond the customary settlement period.
Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Interest payments received in additional securities are recorded on the ex-interest date in an amount equal to the value of the security on such date. In determining the net gain or loss on securities sold, the cost of securities is determined

Notes to Financial Statements (unaudited) - continued
on the identified cost basis. Debt obligations may be placed on non-accrual status or set to accrue at a rate of interest less than the contractual coupon when the collection of all or a portion of interest has become doubtful. Interest income for those debt obligations may be further reduced by the write-off of the related interest receivables when deemed uncollectible.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
The fund may purchase or sell securities on a when-issued or delayed delivery basis.  In these extended settlement transactions, the receipt or delivery of the securities by the fund and related payments occur at a future date, usually beyond the customary settlement period. The price of such security and the date that the security will be settled are generally fixed at the time the transaction is negotiated. The value of the security varies with market fluctuations and for debt securities no interest accrues to the fund until settlement takes place. When the fund sells securities on a when-issued or delayed delivery basis, the fund typically owns or has the right to acquire securities equivalent in kind and amount to the securities sold. Purchase and sale commitments for when-issued or delayed delivery securities are held at carrying amount, which approximates fair value and are categorized as level 2 within the fair value hierarchy, and included in When-issued investments purchased in the Statement of Assets and Liabilities. Losses may arise due to changes in the value of the underlying securities prior to settlement date or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors.
Legal fees and other related expenses incurred to preserve and protect the value of a security owned are added to the cost of the security; other legal fees are expensed. Capital infusions made directly to the security issuer, which are generally non-recurring, incurred to protect or enhance the value of high-yield debt securities, are reported as additions to the cost basis of the security. Costs that are incurred to negotiate the terms or conditions of capital infusions or that are expected to result in a plan of reorganization are reported as realized losses. Ongoing costs incurred to protect or enhance an investment, or costs incurred to pursue other claims or legal actions, are expensed.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable and tax-exempt income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order

Notes to Financial Statements (unaudited) - continued
to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to defaulted bonds, amortization and accretion of debt securities, and non-deductible expenses that result from the treatment of preferred shares as equity for tax purposes.
The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 11/30/22
Ordinary income (including any short-term capital gains)	$365,284
Tax-exempt income	6,099,841
Total distributions	$6,465,125
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 5/31/23
Cost of investments	$187,703,828
Gross appreciation	1,811,370
Gross depreciation	(15,810,711)
Net unrealized appreciation (depreciation)	$(13,999,341)
As of 11/30/22
Undistributed ordinary income	186,480
Undistributed tax-exempt income	1,365,703
Capital loss carryforwards	(5,522,536)
Other temporary differences	(14,601)
Net unrealized appreciation (depreciation)	(15,675,083)
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
As of November 30, 2022, the fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:
Short-Term	$(3,646,650)
Long-Term	(1,875,886)
Total	$(5,522,536)
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.65% of the fund’s average daily net assets (including the value of preferred shares).

Notes to Financial Statements (unaudited) - continued
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest expense on RVMTP shares, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), other interest expense, and investment-related expenses, such that total fund operating expenses do not exceed 0.79% annually of the fund’s average daily net assets (including the value of preferred shares). This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until November 30, 2023. For the six months ended May 31, 2023, this reduction amounted to $24,242, which is included in the reduction of total expenses in the Statement of Operations.
Transfer Agent — The fund engages Computershare Trust Company, N.A. (“Computershare”) as the sole transfer agent for the fund's common shares. MFS Service Center, Inc. (MFSC) monitors and supervises the activities of Computershare for an agreed upon fee approved by the Board of Trustees. For the six months ended May 31, 2023, these fees paid to MFSC amounted to $3,632.
Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets (including the value of preferred shares). The administrative services fee incurred for the six months ended May 31, 2023 was equivalent to an annual effective rate of 0.0204% of the fund’s average daily net assets (including the value of preferred shares).
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
(4) Portfolio Securities
For the six months ended May 31, 2023, purchases and sales of investments, other than short-term obligations, aggregated $27,832,459 and $25,140,655, respectively.
(5) Shares of Beneficial Interest
The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. The fund reserves the right to repurchase shares of beneficial interest of the fund subject to Trustee approval. During the six months ended May 31, 2023 and the year ended November 30, 2022, there were no transactions in fund shares.

Notes to Financial Statements (unaudited) - continued
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 14, 2024 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended May 31, 2023, the fund’s commitment fee and interest expense were $282 and $0, respectively, and are included in “Interest expense and fees and amortization of RVMTP shares debt issuance costs” in the Statement of Operations.
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$1,602,570	$16,282,129	$17,420,915	$(280)	$(46)	$463,458

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$62,063	$—
(8) Preferred Shares
The fund has 700 shares issued and outstanding of RVMTP shares. The outstanding RVMTP shares are redeemable at the option of the fund in whole or in part at the liquidation preference of $100,000 per share, plus accumulated and unpaid dividends, but generally solely for the purpose of decreasing the leverage of the fund. The RVMTP shares have a stated maturity date of 2051 but are subject to a mandatory early term redemption date at each 42 month anniversary from the original date of issue of the RVMTP shares, unless the holder(s) of the RVMTP shares agrees to retain the RVMTP shares. Otherwise, the RVMTP shares are subject to mandatory tender for remarketing to another purchaser. In the event the remarketing is unsuccessful, the RVMTP shares would be subject to redemption at the liquidation preference of $100,000 per share, plus accumulated and unpaid dividends. There is no assurance that the term of the RVMTP shares will be extended or that the RVMTP shares will be replaced with any other preferred shares or other form of leverage upon the redemption of the RVMTP

Notes to Financial Statements (unaudited) - continued
shares. Dividends on the RVMTP shares are cumulative and reset weekly to a fixed spread against the Securities Industry and Financial Markets Association (SIFMA) Municipal Swap Index. During the six months ended May 31, 2023, the dividend rates on the RVMTP shares ranged from 2.61% to 5.30%. For the six months ended May 31, 2023, the average dividend rate was 3.95%.
In the fund’s Statement of Assets and Liabilities, the RVMTP shares aggregate liquidation preference is shown as a liability since they have a stated mandatory redemption date. Dividends paid on the RVMTP shares are treated as interest expense and recorded as incurred. For the six months ended May 31, 2023, interest expense related to the dividends paid on RVMTP shares amounted to $1,392,526 and is included in “Interest expense and fees and amortization of RVMTP shares debt issuance costs” in the Statement of Operations. Costs directly related to the issuance of the RVMTP shares are considered debt issuance costs. Debt issuance costs are presented as a direct deduction from the carrying amount of the related debt liability and are amortized into interest expense over the life of the RVMTP shares. The period-end carrying value for the RVMTP shares in the fund’s Statement of Assets and Liabilities is its liquidation value less any unamortized debt issuance costs, which approximates its fair value. Its fair value would be considered level 2 under the fair value hierarchy.
Under the terms of a purchase agreement between the fund and the investor in the RVMTP shares, the fund is subject to various investment restrictions. These investment-related requirements are in various respects more restrictive than those to which the fund is otherwise subject in accordance with its investment objectives and policies. In addition, the fund is subject to certain restrictions on its investments imposed by guidelines of the rating agency that rates the RVMTP shares, which guidelines may be changed by the applicable rating agency, in its sole discretion, from time to time. These guidelines may impose asset coverage or portfolio composition requirements that are more stringent than those imposed on the fund by the Investment Company Act of 1940 (the “1940 Act”).
The fund is required to maintain certain asset coverage with respect to the RVMTP shares as defined in the fund’s governing documents and the 1940 Act. One of a number of asset coverage-related requirements is that the fund is not permitted to declare or pay common share dividends unless immediately thereafter the fund has a minimum asset coverage ratio of at least 200% with respect to the RVMTP shares after deducting the amount of such common share dividends. The fund may be subject to more stringent asset coverage levels which exceed the requirements under the 1940 Act and may change from time to time as agreed to by the fund and the holders of the RVMTP shares.
The 1940 Act requires that the preferred shareholders of the fund, voting as a separate class, have the right to elect at least two trustees at all times, and elect a majority of the trustees at any time when dividends on the preferred shares are unpaid for two full years. Unless otherwise required by law or under the terms of the preferred shares, each preferred share is entitled to one vote and preferred shareholders will vote together with common shareholders as a single class.
Leverage involves risks and special considerations for the fund’s common shareholders. To the extent that investments are purchased by the fund with proceeds from the issuance of preferred shares, the fund’s net asset value will increase or decrease at a greater rate than a comparable unleveraged fund. Changes in the value of the fund’s portfolio will be borne entirely by the common shareholders. It is possible that the fund

Notes to Financial Statements (unaudited) - continued
will be required to sell assets at a time when it may be disadvantageous to do so in order to redeem preferred shares to comply with asset coverage or other restrictions including those imposed by the 1940 Act and the rating agency that rates the preferred shares. There is no assurance that the fund’s leveraging strategy will be successful.

Report of Independent Registered Public Accounting Firm
To the Shareholders and the Board of Trustees of MFS High Yield Municipal Trust
Results of Review of Interim Financial Statements
We have reviewed the accompanying statement of assets and liabilities of MFS High Yield Municipal Trust (the “Fund”), including the portfolio of investments, as of May 31, 2023,and the related statements of operations, changes in net assets, cash flows and financial highlights for the six-month period then ended and the related notes (collectively referred to as the “interim financial statements”). Based on our review, we are not aware of any material modifications that should be made to the interim financial statements for them to be in conformity with U.S. generally accepted accounting principles.
We have previously audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States) (“PCAOB”), the statement of changes in net assets for the year ended November 30, 2022 and the financial highlights for each of the five years in the period then ended; and in our report dated January 13, 2023, we expressed an unqualified opinion on those financial statements.
Basis for Review Results
These financial statements are the responsibility of the Fund's management. We are a public accounting firm registered with the PCAOB and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the SEC and the PCAOB. We conducted our review in accordance with the standards of the PCAOB. A review of interim financial statements consists principally of applying analytical procedures and making inquiries of persons responsible for financial and accounting matters. It is substantially less in scope than an audit conducted in accordance with the standards of the PCAOB, the objective of which is the expression of an opinion regarding the financial statements taken as a whole. Accordingly, we do not express such an opinion.

Boston, Massachusetts
July 14, 2023

Proxy Voting Policies and Information
MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Quarterly Portfolio Disclosure
The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s Web site at  http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund's fiscal year at  mfs.com/closedendfunds by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Prospectus and Reports” tab.
Further Information
From time to time, MFS may post important information about the fund or the MFS Funds on the MFS Web site (mfs.com). This information is available at https://www.mfs.com/announcements or at mfs.com/closedendfunds by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Announcements” tab, if any.
Additional information about the fund (e.g., performance, dividends and the fund’s price history)  is also available at mfs.com/closedendfunds by choosing the fund's name, if any.
INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS
The fund has entered into contractual arrangements with an investment adviser, administrator, transfer agent, and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.
Under the Trust’s By-Laws, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

CONTACT US
TRANSFER AGENT, REGISTRAR, AND
DIVIDEND DISBURSING AGENT
CALL
1-800-637-2304
9 a.m. to 5 p.m. Eastern time
WRITE
Computershare Trust Company, N.A.
P.O. Box 43078
Providence, RI 02940-3078
New York Stock Exchange Symbol: CMU

Item 1(b):

A copy of the notice transmitted to the Registrant's shareholders in reliance on Rule 30e-3 of the Investment Company Act of 1940, as amended that contains disclosure specified by paragraph (c)(3) of Rule 30e-3 is attached hereto as EX-99.30e-3Notice.

ITEM 2. CODE OF ETHICS.

During the period covered by this report, the Registrant has not amended any provision in its Code of Ethics (the "Code") that relates to an element of the Code's definition enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable for semi-annual reports.

ITEM 6. INVESTMENTS

A schedule of investments of the Registrant is included as part of the report to shareholders of the Registrant under Item 1(a) of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable for semi-annual reports.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Portfolio Manager(s)

Information regarding the portfolio manager(s) of the MFS High Yield Municipal Trust (the "Fund") is set forth below. Each portfolio manager is primarily responsible for the day-to-day management of the Fund.

Effective March 28, 2023, Gary Lasman is no longer a portfolio manager of the Fund.

Portfolio Manager	Primary Role	Since	Title and Five Year History
Michael Dawson	Portfolio Manager	2022	Investment Officer of MFS; employed in the investment area
			of MFS since 1998.
Jason Kosty	Portfolio Manager	2021	Investment Officer of MFS; employed in the investment area
			of MFS since 2003.
Geoffrey Schechter	Portfolio Manager	2007	Investment Officer of MFS; employed in the investment area
			of MFS since 1993.

Compensation

MFS' philosophy is to align portfolio manager compensation with the goal to provide shareholders with long-term value through a collaborative investment process. Therefore, MFS uses long-term investment performance as well as contribution to the overall investment process and collaborative culture as key factors in determining portfolio manager compensation. In addition, MFS seeks to maintain total compensation programs that are competitive in the asset management industry in each geographic market where it has employees. MFS uses competitive compensation data to ensure that compensation practices are aligned with its goals of attracting, retaining, and motivating the highest-quality professionals.

MFS reviews portfolio manager compensation annually. In determining portfolio manager compensation, MFS uses quantitative means and qualitative means to help ensure a durable investment process. As of December 31, 2022, portfolio manager total cash compensation is a combination of base salary and performance bonus:

Base Salary – Base salary generally represents a smaller percentage of portfolio manager total cash compensation than performance bonus. Performance Bonus – Generally, the performance bonus represents more than a majority of portfolio manager total cash compensation.

The performance bonus is based on a combination of quantitative and qualitative factors, generally with more weight given to the former and less weight given to the latter.

The quantitative portion is primarily based on the pre-tax performance of accounts managed by the portfolio manager over a range of fixed- length time periods, intended to provide the ability to assess performance over time periods consistent with a full market cycle and a strategy's investment horizon. The fixed-length time periods include the portfolio manager's full tenure on each Fund and, when available, 10-, 5-, and 3-year periods. For portfolio managers who have served for less than three years, shorter-term periods, including the one-year period, will also be considered, as will performance in previous roles, if any, held at the firm. Emphasis is generally placed on longer performance periods when multiple performance periods are available. Performance is evaluated across the full set of strategies and portfolios managed by a given portfolio manager, relative to appropriate peer group universes and/or representative indices ("benchmarks"). As of December 31, 2022, the following benchmarks were used to measure the following portfolio manager's performance for the Fund:

Fund	Portfolio Manager	Benchmark(s)
MFS High Yield Municipal Trust	Michael Dawson	Bloomberg Municipal Bond Index

	Jason Kosty	Bloomberg Municipal Bond Index

	Geoffrey Schechter	Bloomberg Municipal Bond Index

Benchmarks may include versions and components of indices, custom indices, and linked indices that combine performance of different indices for different portions of the time period, where appropriate.

The qualitative portion is based on the results of an annual internal peer review process (where portfolio managers are evaluated by other portfolio managers, analysts, and traders) and management's assessment of overall portfolio manager contribution to the MFS investment process and the client experience (distinct from fund and other account performance).

The performance bonus is generally a combination of cash and a deferred cash award. A deferred cash award is issued for a cash value and becomes payable over a three-year vesting period if the portfolio manager remains in the continuous employ of MFS or its affiliates. During the vesting period, the value of the unfunded deferred cash award will fluctuate as though the portfolio manager had invested the cash value of the award in an MFS Fund(s) selected by the portfolio manager.

MFS Equity Plan – Portfolio managers also typically benefit from the opportunity to participate in the MFS Equity Plan. Equity interests are awarded by management, on a discretionary basis, taking into account tenure at MFS, contribution to the investment process, and other factors.

Finally, portfolio managers also participate in benefit plans (including a defined contribution plan and health and other insurance plans) and programs available generally to other employees of MFS. The percentage such benefits represent of any portfolio manager's compensation depends upon the length of the individual's tenure at MFS and salary level, as well as other factors.

Ownership of Fund Shares

The following table shows the dollar range of equity securities of the Fund beneficially owned by the Fund's portfolio manager(s) as of the Fund's fiscal year ended November 30, 2022. The following dollar ranges apply:

N. None

A. $1 – $10,000

B. $10,001 – $50,000

C. $50,001 – $100,000

D. $100,001 – $500,000

E. $500,001 – $1,000,000

F. Over $1,000,000

Name of Portfolio Manager	Dollar Range of Equity Securities in Fund
Michael Dawson	N
Jason Kosty	N
Geoffrey Schechter	N

Other Accounts

In addition to the Fund, each portfolio manager of the Fund is named as a portfolio manager of certain other accounts managed or sub- advised by MFS or an affiliate. The number and assets of these accounts were as follows as of the Fund's fiscal year ended November 30, 2022:

	Registered Investment Companies*		Other Pooled Investment Vehicles		Other Accounts
	Number of	Total Assets	Number of	Total	Number of	Total Assets
Name	Accounts		Accounts	Assets	Accounts
Michael Dawson	18	$6.9 billion	0	N/A	0	N/A

Jason Kosty	9	$13.9 billion	1	$126.8 million	1	$247.1 million

Geoffrey Schechter	15	$21.1 billion	4	$752.7 million	1	$247.1 million

* Includes the Fund.

Advisory fees are not based upon performance of any of the accounts identified in the table above.

Potential Conflicts of Interest

MFS seeks to identify potential conflicts of interest resulting from a portfolio manager's management of both the Fund and other accounts, and has adopted policies and procedures designed to address such potential conflicts. There is no guarantee that MFS will be successful in identifying or mitigating conflicts of interest.

The management of multiple funds and accounts (including accounts in which MFS or an affiliate has an interest) gives rise to conflicts of interest if the funds and accounts have different objectives and strategies, benchmarks, time horizons, and fees, as a portfolio manager must allocate his or her time and investment ideas across multiple funds and accounts. In certain instances, there are securities which are suitable for the Fund's portfolio as well as for one or more other accounts advised by MFS or its subsidiaries (including accounts in which MFS or an affiliate has an interest) with similar investment objectives. MFS' trade allocation policies could have a detrimental effect on the Fund if the Fund's orders do not get fully executed or are delayed in getting executed due to being aggregated with those of other accounts advised by MFS or its subsidiaries. A portfolio manager may execute transactions for another fund or account that may adversely affect the value of the Fund's investments. Investments selected for funds or accounts other than the Fund may outperform investments selected for the Fund.

When two or more accounts are simultaneously engaged in the purchase or sale of the same security, the securities are allocated among clients in a manner believed by MFS to be fair and equitable to each over time. Allocations may be based on many factors and may not always be pro rata based on assets managed. The allocation methodology could have a detrimental effect on the price or availability of a security with respect to the Fund.

MFS and/or a portfolio manager may have a financial incentive to allocate favorable or limited opportunity investments or structure the timing of investments to favor accounts other than the Fund; for instance, those that pay a higher advisory fee and/or have a performance adjustment, those that include an investment by the portfolio manager, and/or those in which MFS, its officers and/or employees, and/or its affiliates own or have an interest.

To the extent permitted by applicable law, certain accounts may invest their assets in other accounts advised by MFS or its affiliates, including accounts that are advised by one or more of the same portfolio manager(s), which could result in conflicts of interest relating to asset allocation, timing of purchases and redemptions, and increased profitability for MFS, its affiliates, and/or its personnel, including portfolio managers.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

MFS High Yield Municipal Trust

			(c) Total Number of	(d) Maximum Number
			Shares Purchased as	(or Approximate
	(a) Total number of	(b) Average	Part of Publicly	Dollar Value) of
Period	Shares Purchased	Price Paid	Announced Plans or	Shares that May Yet
		per Share	Programs	Be Purchased under
				the Plans or Programs

12/01/22-12/31/22	0	N/A	0	2,832,531
1/01/23-1/31/23	0	N/A	0	2,832,531
2/01/23-2/28/23	0	N/A	0	2,832,531
3/01/23-3/31/23	0	N/A	0	2,832,531
4/01/23-4/30/23	0	N/A	0	2,832,531
5/01/23-5/31/23	0	N/A	0	2,832,531
Total	0		0

Note: The Board approved procedures to repurchase shares and reviews the results periodically. The notification to shareholders of the program is part of the semi-annual and annual reports sent to shareholders. These annual programs begin on October 1st of each year. The programs conform to the conditions of Rule 10b-18 of the Securities Exchange Act of 1934 and limit the aggregate number of shares that may be purchased in each annual period (October 1 through the following September 30) to 10% of the Registrant's outstanding shares as of the first day of the plan year (October 1). The aggregate number of shares available for purchase for the October 1, 2022 plan year is 2,832,531.

.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant's Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a)Based upon their evaluation of the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as conducted within 90 days of the filing date of this report on Form N-CSR, the Registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)There were no changes in the Registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by the report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable for semi-annual reports.

ITEM 13. EXHIBITS.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable.

(2)A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto as EX-99.302CERT.

(3)Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(4)Change in the registrant's independent public accountant. Not applicable.

(b)If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference. Attached hereto as EX-99.906CERT.

(c)Registrant's Rule 30e-3 Notice pursuant to Item 1(b) of Form N-CSR. Attached hereto as EX-99.30e-3Notice.

Notice

A copy of the Agreement and Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS HIGH YIELD MUNICIPAL TRUST

By (Signature and Title)*

/S/ DAVID L. DILORENZO

David L. DiLorenzo, President

Date: July 14, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*

/S/ DAVID L. DILORENZO

David L. DiLorenzo, President (Principal Executive Officer)

Date: July 14, 2023

By (Signature and Title)*

/S/ JAMES O. YOST

James O. Yost, Treasurer (Principal Financial Officer and Accounting Officer) Date: July 14, 2023

* Print name and title of each signing officer under his or her signature.